File No. 333-91806

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 654
               COMMUNICATIONS PORTFOLIO, SERIES 11
                   ENERGY PORTFOLIO, SERIES 12
             FINANCIAL SERVICES PORTFOLIO, SERIES 13
                  THE KEY 3 PORTFOLIO, SERIES 3
               LEADING BRANDS PORTFOLIO, SERIES 12
                LIFE SCIENCES PORTFOLIO, SERIES 5
               MARKET LEADERS PORTFOLIO, SERIES 6
               PHARMACEUTICAL PORTFOLIO, SERIES 14
            REIT GROWTH & INCOME PORTFOLIO, SERIES 6
                 TECHNOLOGY PORTFOLIO, SERIES 17
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P.     CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen            Attn:  Eric F. Fess
          1001 Warrenville Road            111 West Monroe Street
          Lisle, Illinois  60532           Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  September 29, 2006
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11
                                  81,365 UNITS


PROSPECTUS
Part One
Dated May 31, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Communications Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of communications companies. At August 1, 2006, each Unit represented a 1/81,365 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $12.467 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                     81,365
Fractional Undivided Interest in the Trust per Unit                   1/81,365
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                    $971,249
    Aggregate Value of Securities per Unit                             $11.937
    Income and Principal cash (overdraft) in the Portfolio             $12,681
    Income and Principal cash (overdraft) per Unit                      $0.156
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                             $0.374
    Public Offering Price per Unit                                     $12.467
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.374 less than the Public Offering Price per Unit)              $12.093

Date Trust Established                                           July 16, 2002
Mandatory Termination Date                                    January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Communications Portfolio, Series 11


We have audited the statement of assets and liabilities of FT 654, Communications Portfolio, Series 11 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Communications Portfolio, Series 11, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006

ASSETS
Securities, at fair value (cost, $834,046)                                  $1,111,233
Dividends receivable                                                               818
                                                                            ----------
TOTAL ASSETS                                                                $1,112,051
                                                                            ==========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                         $    1,004
Cash overdraft                                                                   1,828
Unit redemptions payable                                                         3,141
                                                                            ----------
TOTAL LIABILITIES                                                                5,973
                                                                            ----------
Net assets, applicable to 87,701 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                         834,046
    Net unrealized appreciation (depreciation)                                 277,187
    Distributable funds (deficit), net of deferred sales charges
       of $42,608 and organization costs of $2,903                              (5,155)
                                                                            ----------
                                                                             1,106,078
                                                                            ----------
TOTAL LIABILITIES AND NET ASSETS                                            $1,112,051
                                                                            ==========
Net asset value per unit                                                    $   12.612
                                                                            ==========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           COMMUNICATIONS SERVICES-DOMESTIC - 31%
                           --------------------------------------
         962               ALLTEL Corporation                                                            $   59,500
       1,351               BellSouth Corporation                                                             45,623
       1,557               CenturyTel, Inc.                                                                  55,663
       1,778               Comcast Corporation (Class A Special)*                                            56,896
       1,458               AT&T Inc. (formerly, SBC Communications Inc.)                                     37,995
       3,249               Time Warner Inc.                                                                  55,915
       1,208               Verizon Communications Inc.                                                       37,701

                           COMMUNICATIONS SERVICES-FOREIGN - 16%
                           -------------------------------------
       4,100  (2)          Compania de Telecommunicaciones de Chile S.A. (Telefonica                         33,005
                               CTC Chile) (ADR)
       1,790  (2) (3)      Telefonica, S.A. (ADR)                                                            87,961
       2,724  (2)          Telefonos de Mexico S.A. de CT (Telmex) (ADR)                                     53,908

                           COMMUNICATIONS EQUIPMENT - 12%
                           ------------------------------
       2,939               Cisco Systems, Inc.*                                                              57,840
       5,572               Tellabs, Inc.*                                                                    79,680

                           WIRELESS COMMUNICATIONS - 41%
                           -----------------------------
       4,110               Comverse Technology, Inc.*                                                        92,557
       1,934  (2)          NTT DoCoMo, Inc. (ADR)                                                            31,524
       3,039  (2)          Nokia Oyj (ADR)                                                                   65,247
       2,895               QUALCOMM Inc.                                                                    130,883
         758               Telephone and Data Systems, Inc.                                                  29,547
         758               Telephone and Data Systems, Inc. (Special Common)                                 28,994
       3,078  (2)          Vodafone Group Plc (ADR)                                                          70,794
                                                                                                         ----------
                           Total Securities (total cost $834,046) - 100%                                 $1,111,233
                                                                                                         ==========




                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 31% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)      The price of shares reflects a 4% stock dividend.

* This security has not paid a cash dividend for the past 12 months.



See notes to financial statements.

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                             STATEMENT OF OPERATIONS


                                                                    Year ended May 31,

                                                            2006             2005             2004
Dividend income (net of foreign taxes withheld
    of $513, $6,002 and $859 in 2006, 2005
    and 2004, respectively)                                 $   19,769       $  39,722        $  28,852

Expenses
    Trustee and other service fees                              (1,870)         (1,745)          (2,746)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                         (646)           (928)          (1,477)
    Creation and development fees                                    -               -             (887)
    Other expenses                                              (1,440)         (1,212)          (1,133)
                                                            --------------------------------------------
    Total expenses                                              (3,956)         (3,885)          (6,243)
                                                            --------------------------------------------
       Investment income (loss) - net                           15,813          35,837           22,609

Net gain (loss) on investments:
    Net realized gain (loss)                                   147,602         174,651          210,650
    Change in net unrealized appreciation
       (depreciation)                                          (38,785)        (88,857)         175,598
                                                            --------------------------------------------
                                                               108,817          85,794          386,248
                                                            --------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $  124,630       $ 121,631        $ 408,857
                                                            ============================================

See notes to financial statements.

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended May 31,

                                                            2006                2005               2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $   15,813          $   35,837         $   22,609
    Net realized gain (loss) on investments                    147,602             174,651            210,650
    Change in net unrealized appreciation
       (depreciation) on investments                           (38,785)            (88,857)           175,598
                                                            --------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               124,630             121,631            408,857
                                                            --------------------------------------------------

Units issued                                                    93,106              98,405            211,398

Unit redemptions                                              (270,876)           (426,317)          (931,536)

Distributions to unit holders:
    Investment income - net                                    (18,524)            (30,934)           (15,173)
    Principal from investment transactions                    (118,554)           (129,882)                 -
                                                            --------------------------------------------------
    Total distributions                                       (137,078)           (160,816)           (15,173)
                                                            --------------------------------------------------
Total increase (decrease) in net assets                       (190,218)           (367,097)          (326,454)

Net assets:
    Beginning of the year                                    1,296,296           1,663,393          1,989,847)
                                                            --------------------------------------------------
    End of the year                                         $1,106,078          $1,296,296         $1,663,393
                                                            ==================================================
Distributable funds (deficit) at end of the year            $   (5,155)         $     (587)        $  (12,134)
                                                            ==================================================
Trust units:
    Beginning of the year                                      100,725             125,676            178,736
    Issued                                                       7,251               7,425             18,138
    Redemptions                                                (20,275)            (32,376)           (71,198)
                                                            --------------------------------------------------
    End of the year                                             87,701             100,725            125,676
                                                            ==================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Communications Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of communications companies. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $2,903 have been paid..

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


          Unrealized appreciation                  $299,326
          Unrealized depreciation                   (22,139)
                                                   ---------
                                                   $277,187
                                                   =========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                   Year ended May 31,                 (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $  0.217          $ 0.363          $ 0.172          $ 0.090
Expenses                                               (0.043)          (0.036)          (0.037)          (0.131)
                                                     ------------------------------------------------------------
       Investment income (loss) - net                   0.174            0.327            0.135           (0.041)

Distributions to unit holders:
    Investment income - net                            (0.196)          (0.278)          (0.087)            -
    Principal from investment transactions             (1.430)          (1.221)            -                -

Net gain (loss) on investments                          1.194            0.806            2.055            1.688
                                                     ------------------------------------------------------------
       Total increase (decrease) in net assets         (0.258)          (0.366)           2.103            1.647

Net assets:
    Beginning of the period                            12.870           13.236           11.133            9.486
                                                     ------------------------------------------------------------

    End of the period                                $ 12.612          $12.870          $13.236          $11.133
                                                     ============================================================

Total return                                           10.63 %           8.56 %          19.67 %          17.36 % *
Ratio of total expenses to average net assets           0.33 %           0.28 %           0.30 %           1.27 %
Ratio of net investment income (loss) to
    average net assets                                  1.30 %           2.51 %           1.11 %          (0.40)%


*   Not annualized.

                                     FT 654
                       COMMUNICATIONS PORTFOLIO, SERIES 11

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                       First Trust Portfolios L.P.
                                             1001 Warrenville Road
                                             Lisle, Illinois 60532
                                             (800) 621-1675

              TRUSTEE:                       The Bank of New York
                                             101 Barclay Street
                                             New York, New York 10286

              LEGAL COUNSEL                  Chapman and Cutler LLP
              TO SPONSOR:                    111 West Monroe Street
                                             Chicago, Illinois 60603

              LEGAL COUNSEL                  Carter Ledyard & Milburn LLP
              TO TRUSTEE:                    2 Wall Street
                                             New York, New York 10005

              INDEPENDENT                    Deloitte & Touche LLP
              REGISTERED PUBLIC              111 South Wacker Drive
              ACCOUNTING FIRM:               Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12
                                  389,757 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Energy Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies engaged in the energy industry. At August 1, 2006, each Unit represented a 1/389,757 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $31.331 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

     Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                    389,757
Fractional Undivided Interest in the Trust per Unit                  1/389,757
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $11,804,555
    Aggregate Value of Securities per Unit                             $30.287
    Income and Principal cash (overdraft) in the Portfolio             $40,463
    Income and Principal cash (overdraft) per Unit                      $0.104
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                             $0.940
    Public Offering Price per Unit                                     $31.331
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.940 less than the Public Offering Price per Unit)              $30.391

Date Trust Established                                           July 16, 2002
Mandatory Termination Date                                    January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Energy Portfolio, Series 12


We have audited the statement of assets and liabilities of FT 654, Energy Portfolio, Series 12 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Energy Portfolio, Series 12, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006


ASSETS
Securities, at fair value (cost, $3,917,049)                               $11,957,277
Cash                                                                            88,662
Dividends receivable                                                            18,231
                                                                           -----------
TOTAL ASSETS                                                               $12,064,170
                                                                           ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                        $     3,149
                                                                           -----------
TOTAL LIABILITIES                                                                3,149
                                                                           -----------

Net assets, applicable to 398,590 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                       3,917,049
    Net unrealized appreciation (depreciation)                               8,040,228
    Distributable funds (deficit), net of deferred sales charges
       of $423,438 and organization costs of $27,999                           103,744
                                                                           -----------
                                                                            12,061,021
                                                                           -----------
TOTAL LIABILITIES AND NET ASSETS                                           $12,064,170
                                                                           ===========
Net asset value per unit                                                   $    30.259
                                                                           ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                            Fair
     of Shares                 Name of Issuer of Equity Securities (1)                                  Value
                               COAL - 13%
                               ----------
      24,886  (3)              Peabody Energy Corporation                                               $ 1,551,393

                               OIL & GAS- DRILLING - 11%
                               -------------------------
       6,493                   GlobalSantaFe Corporation                                                    390,424
       9,359  (3)              Nabors Industries, Ltd.*                                                     336,082
       4,479                   Noble Corporation                                                            311,425
       9,762  (2) (3) (7)      Precision Drilling Trust                                                     332,396

                               OIL & GAS-EXPLORATION & PRODUCTION - 29%
                               ----------------------------------------
       6,862  (3)              Anadarko Petroleum Corporation                                               340,836
       6,130                   Apache Corporation                                                           397,714
      18,713  (2)              Canadian Natural Resources Ltd.                                            1,005,637
          85                   Cross Timbers Royalty Trust                                                    3,605
       7,066                   Devon Energy Corporation                                                     405,306
       9,486                   Newfield Exploration Company*                                                405,337
       4,396                   Stone Energy Corporation*                                                    219,141
      18,906  (6)              XTO Energy, Inc.                                                             779,305

                               OIL-FIELD SERVICES - 10%
                               ------------------------
       9,972  (3)              BJ Services Company                                                          365,474
       5,067                   Tidewater Inc.                                                               256,998
      11,853  (2) (3) (7)      Weatherford International, Ltd.*                                             616,830

                               OIL-INTEGRATED - 27%
                               --------------------
       3,784                   ChevronTexaco Corporation                                                    226,245
       5,932  (3)              ConocoPhillips                                                               375,436
       5,041  (2) (4)          ENI SpA (ADR)                                                                305,132
      10,912  (2)              EnCana Corp.                                                                 551,492
       4,245                   Exxon Mobil Corporation                                                      258,563
       6,273                   Marathon Oil Corporation                                                     470,789
      11,672  (2) (3)          Petro-Canada                                                                 536,562
       3,271  (2)              Shell Plc (formerly, Royal Dutch Petroleum Company)                          216,900
       4,172  (2) (3) (5)      Total S.A. (ADR)                                                             272,056

                               OIL-REFINING & MARKETING -9%
                               ----------------------------
      16,666  (3)              Valero Energy Corporation                                                  1,022,459

                               CHEMICALS-DIVERSIFIED -0%
                               -------------------------
         104   (2) (5)         Arkema (ADR)*                                                                  3,740
                                                                                                        -----------
                           Total Securities (total cost $3,917,049) - 99%                               $11,957,277
                                                                                                        ===========




                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 32% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)      The number of shares reflects the effect of a 2 for 1 stock split.

(4)      The number of shares reflects the effect of a 5 for 2 stock split.

(5) In May 2006, Total S.A. ("Total"), one of the Trust's original holdings, spun off Arkema. Each shareholder of Total received 0.05 shares of Arkema for each share of Total held.

(6) In April 2006, XTO Energy, Inc. ("XTO"), one of the Trust's original holdings, spun off Hugoton Royalty Trust ("Hugoton"). Each shareholder of XTO received 0.0596 shares of Hugoton for each share of XTO held. The Trust sold the shares it received prior to year end.

(7) In November 2005, Precision Drilling Corporation, one of the Trust's original holdings, entered into a reorganization. As a result, Precision Drilling Corporation spun off Weatherford International, Ltd. Each shareholder of Precision Drilling Corporation received 0.2089 shares of Weatherford International Ltd. for each share of Precision Drilling Corporation held. Also, Precision Drilling Corporation was converted into a trust with shareholders receiving one unit of Precision Drilling Trust and $5.71 in cash for each share of Precision Drilling Corporation held.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                            STATEMENTS OF OPERATIONS

                                                                           Year ended May 31,

                                                            2006            2005             2004
Dividend income (net of foreign taxes withheld
    of $15,232, $13,918 and $16,493 in 2006, 2005
    and 2004, respectively)                                 $  194,815      $  108,936       $  139,732

Expenses
    Trustee and other service fees                              (7,701)         (9,899)         (14,332)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                       (3,588)         (5,386)          (8,903)
    Creation and development fees                                    -               -            4,426
    Other expenses                                              (2,993)         (2,685)          (4,066)
                                                            --------------------------------------------
    Total expenses                                             (14,282)        (17,970)         (22,875)
                                                            --------------------------------------------
       Investment income (loss) - net                          180,533          90,966          116,857

Net gain (loss) on investments:
    Net realized gain (loss)                                 2,384,345       1,932,843          881,795
    Change in net unrealized appreciation
       (depreciation)                                        2,447,282       2,650,847        1,134,855
                                                            --------------------------------------------
                                                             4,831,627       4,583,690        2,016,650
                                                            --------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $5,012,160      $4,674,656       $2,133,507
                                                            ============================================


See notes to financial statements.

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Year ended May 31,

                                                            2006                2005              2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    180,533        $     90,966      $    116,857
    Net realized gain (loss) on investments                    2,384,345           1,932,843           881,795
    Change in net unrealized appreciation
       (depreciation) on investments                           2,447,282           2,650,847         1,134,855
                                                            ---------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               5,012,160           4,674,656         2,133,507
                                                            ---------------------------------------------------

Units issued                                                      80,870              32,075           623,708
    Organization costs                                                 -                   -              (718)
                                                            ---------------------------------------------------
    Total                                                         80,870              32,075           622,990
                                                            ---------------------------------------------------

Unit redemptions                                              (3,722,689)         (4,650,673)       (4,802,853)

Distributions to unit holders:
    Investment income - net                                     (158,069)            (92,339)         (113,642)
    Principal from investment transactions                             -                   -                 -
                                                            ---------------------------------------------------
    Total distributions                                         (158,069)            (92,339)         (113,642)
                                                            ---------------------------------------------------
Total increase (decrease) in net assets                        1,212,272             (36,281)       (2,159,998)

Net assets:
    Beginning of the year                                     10,848,749          10,885,030        13,045,028
                                                            ---------------------------------------------------
    End of the year                                         $ 12,061,021        $ 10,848,749      $ 10,885,030
                                                            ===================================================
Distributable funds (deficit) at end of the year            $    103,744        $     22,208      $     41,224
                                                            ===================================================
Trust units:
    Beginning of the year                                        536,793             813,085         1,159,647
    Issued                                                         3,056               1,882            55,779
    Redemptions                                                 (141,259)           (278,174)         (402,341)
                                                            ---------------------------------------------------
    End of the year                                              398,590             536,793           813,085
                                                            ===================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Energy Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies engaged in the energy industry. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,999, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


          Unrealized appreciation                  $8,040,228
          Unrealized depreciation                           -
                                                   ----------
                                                   $8,040,228
                                                   ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $  0.427          $ 0.165          $ 0.136          $ 0.110
Expenses                                               (0.031)          (0.027)          (0.022)          (0.100)
                                                     ------------------------------------------------------------
       Investment income (loss) - net                   0.396            0.138            0.114            0.010

Distributions to unit holders:
    Investment income - net                            (0.340)          (0.129)          (0.106)          (0.025)
    Principal from investment transactions              -                -                -                -

Net gain (loss) on investments                          9.993            6.814            2.130            1.778
                                                     ------------------------------------------------------------
       Total increase (decrease) in net assets         10.049            6.823            2.138            1.763

Net assets:
    Beginning of the period                            20.210           13.387           11.249            9.486
                                                     ------------------------------------------------------------
    End of the period                                $ 30.259          $20.210          $13.387          $11.249
                                                     ============================================================

Total return                                           51.41 %          51.93 %           19.95 %          18.85 % *
Ratio of total expenses to average net assets           0.12 %           0.16 %            0.18 %           0.96 %
Ratio of net investment income (loss) to
    average net assets                                  1.50 %           0.82 %            0.93 %           0.10 %


*   Not annualized.

                                     FT 654
                           ENERGY PORTFOLIO, SERIES 12

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                       First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

             TRUSTEE:                       The Bank of New York
                                            101 Barclay Street
                                            New York, New York 10286

             LEGAL COUNSEL                  Chapman and Cutler LLP
             TO SPONSOR:                    111 West Monroe Street
                                            Chicago, Illinois 60603

             LEGAL COUNSEL                  Carter Ledyard & Milburn LLP
             TO TRUSTEE:                    2 Wall Street
                                            New York, New York 10005

             INDEPENDENT                    Deloitte & Touche LLP
             REGISTERED PUBLIC              111 South Wacker Drive
             ACCOUNTING FIRM:               Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13
                                  687,012 UNITS



PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Financial Services Portfolio, Series 13 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide a wide variety of financial services. At August 1, 2006, each Unit represented a 1/687,012 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $15.079 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006

                     Sponsor: First Trust Portfolios L.P.
                   Evaluator: First Trust Advisors L.P.
                     Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                   687,012
Fractional Undivided Interest in the Trust per Unit                 1/687,012
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                $10,030,681
    Aggregate Value of Securities per Unit                            $14.600
    Income and Principal cash (overdraft) in the Portfolio            $17,963
    Income and Principal cash (overdraft) per Unit                     $0.026
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                            $0.453
    Public Offering Price per Unit                                    $15.079
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.453 less than the Public Offering Price per Unit)             $14.626

Date Trust Established                                          July 16, 2002
Mandatory Termination Date                                   January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Financial Services Portfolio, Series 13


We have audited the statement of assets and liabilities of FT 654, Financial Services Portfolio, Series 13 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Financial Services Portfolio, Series 13, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006

ASSETS
Securities, at fair value (cost, $6,307,505)                               $10,197,076
Cash                                                                            64,221
Dividends receivable                                                            21,502
Receivable from investment transactions                                          6,332
                                                                           -----------
TOTAL ASSETS                                                               $10,289,131
                                                                           ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                        $     5,062
Unit redemptions payable                                                        22,702
                                                                           -----------
TOTAL LIABILITIES                                                               27,764
                                                                           -----------

Net assets, applicable to 697,640 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                       6,307,505
    Net unrealized appreciation (depreciation)                               3,889,571
    Distributable funds (deficit), net of deferred sales charges
       of $354,398 and organization costs of $26,657                            64,291
                                                                           -----------
                                                                            10,261,367
                                                                           -----------
TOTAL LIABILITIES AND NET ASSETS                                           $10,289,131
                                                                           ===========
Net asset value per unit                                                   $    14.709
                                                                           ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

     Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                      Value
                           BANKS & THRIFTS - 26%
                           ---------------------
      20,948  (5)          Bank of America Corporation                                                  $ 1,013,883
       7,160  (7)          The Bank of New York Company, Inc.                                               237,927
       3,833               Comerica Incorporated                                                            209,857
       6,731  (2)          Commerce Bancshares, Inc.                                                        348,060
       3,562               SunTrust Banks, Inc.                                                             269,679
       6,497               Washington Mutual, Inc.                                                          298,277
       4,725               Wells Fargo & Company                                                            313,598

                           FINANCIAL SERVICES - 13%
                           ------------------------
       4,376               Capital One Financial Corporation                                                362,202
       6,043               Citigroup Inc.                                                                   297,920
       3,067               Fannie Mae                                                                       152,583
       3,789               Freddie Mac                                                                      227,492
       2,613  (6)          HSBC Holdings Plc (ADR)                                                          227,906
         344               St. Paul Travelers Companies, Inc.                                                15,143

                           INSURANCE - 23%
                           ---------------
       7,624               AFLAC Incorporated                                                               356,803
       6,421               The Allstate Corporation                                                         353,219
       3,556               Ambac Financial Group, Inc.                                                      285,013
       3,524               American International Group, Inc.                                               214,259
       8,071               MetLife, Inc.                                                                    415,414
       7,681               The Principal Financial Group, Inc.                                              419,767
       5,133               Radian Group Inc.                                                                313,729

                           INVESTMENT SERVICES - 37%
                           -------------------------
      16,414               Eaton Vance Corp.                                                            $   435,299
       3,063               The Goldman Sachs Group, Inc.                                                    462,360
       7,875               Investment Technology Group, Inc.*                                               372,488
       7,847               Legg Mason, Inc.                                                                 752,763
       7,649  (3)          Lehman Brothers Holdings, Inc.                                                   509,500
       6,044               Merrill Lynch & Co., Inc.                                                        437,646
       5,405               Morgan Stanley                                                                   322,246
      19,517  (4)          Raymond James Financial, Inc.                                                    572,043
                                                                                                        -----------
                           Total Securities (total cost $6,307,505) - 99%                               $10,197,076
                                                                                                        ===========




                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006



(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 2% of the net assets of the Trust.

(2)      The price of shares reflects a 5% stock dividend.

(3)      The number of shares reflects the effect of a 2 for 1 stock split.

(4)      The number of shares reflects the effect of a 3 for 2 stock split.

(5) In January 2006, MBNA Corp. ("MBNA"), one of the Trust's original holdings, was acquired by Bank of America ("Bank of America"), also one of the Trust's original holdings. Each shareholder of MBNA received
         0.5009 shares of Bank of America and $4.13 in cash for each share of MBNA held.

(6) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(7) The Bank of New York Company, Inc. is the parent company of The Bank of New York, the Trustee of the Trust.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                            STATEMENTS OF OPERATIONS

                                                                         Year ended May 31,

                                                            2006               2005               2004
Dividend income                                             $  208,157         $  218,394         $  276,650

Expenses
    Trustee and other service fees                             (10,159)           (11,665)           (16,428)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                       (5,570)            (7,497)           (11,477)
    Creation and development fees                                    -                  -             (4,697)
    Other expenses                                              (4,488)            (4,827)            (6,846)
                                                            -------------------------------------------------
    Total expenses                                             (20,217)           (23,989)           (39,447)
                                                            -------------------------------------------------
       Investment income (loss) - net                          187,940            194,405            237,203

Net gain (loss) on investments:
    Net realized gain (loss)                                   661,611            909,083          1,049,428
    Change in net unrealized appreciation
       (depreciation)                                        1,180,546            (33,510)         1,720,446
                                                            -------------------------------------------------
                                                             1,842,157            875,573          2,769,874
                                                            -------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $2,030,097         $1,069,978         $3,007,077
                                                            =================================================



See notes to financial statements.

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Year ended May 31,

                                                            2006                2005                 2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $   187,940         $   194,405          $   237,203
    Net realized gain (loss) on investments                     661,611             909,083            1,049,428
    Change in net unrealized appreciation
       (depreciation) on investments                          1,180,546             (33,510)           1,720,446
                                                            -----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                              2,030,097           1,069,978            3,007,077
                                                            -----------------------------------------------------
Units issued                                                    103,853             364,472            1,329,862
    Deferred sales charge                                             -                   -                    -
    Organization costs                                                -                   -                 (212)
                                                            -----------------------------------------------------
    Total                                                       103,853             364,472            1,329,650
                                                            -----------------------------------------------------

Unit redemptions                                             (1,870,372)         (3,209,811)          (5,398,212)

Distributions to unit holders:
    Investment income - net                                    (177,372)           (203,773)            (228,387)
    Principal from investment transactions                      (46,261)           (445,040)                   -
                                                            -----------------------------------------------------
    Total distributions                                        (223,633)           (648,813)            (228,387)
                                                            -----------------------------------------------------
Total increase (decrease) in net assets                          39,945          (2,424,174)          (1,289,872)

Net assets:
    Beginning of the year                                    10,211,422          12,645,596           13,935,468
                                                            -----------------------------------------------------
    End of the year                                         $10,261,367         $10,221,422          $12,645,596
                                                            =====================================================
Distributable funds (deficit) at end of the year            $    64,291         $    66,078          $   102,064
                                                            =====================================================
Trust units:
    Beginning of the year                                       824,397           1,059,148            1,426,151
    Issued                                                        7,547              31,230               99,755
    Redemptions                                                (134,304)           (265,981)            (466,758)
                                                            -----------------------------------------------------
    End of the year                                             697,640             824,397            1,059,148
                                                            =====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Financial Services Portfolio, Series 13 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide a wide variety of financial services. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $26,657 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31,2006 follows:


            Unrealized appreciation                 $3,948,552
            Unrealized depreciation                    (58,981)
                                                    -----------
                                                    $3,889,571
                                                    ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.


                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $ 0.274           $ 0.234          $ 0.208         $ 0.163
Expenses                                              (0.027)           (0.026)          (0.030)         (0.112)
                                                     -----------------------------------------------------------
       Investment income (loss) - net                  0.247             0.208            0.178           0.051

Distributions to unit holders:
    Investment income - net                           (0.227)           (0.172)          (0.166)         (0.053)
    Principal from investment transactions            (0.063)           (0.471)             -               -

Net gain (loss) on investments                         2.353             0.895            2.156           0.287
                                                     -----------------------------------------------------------
       Total increase (decrease) in net assets         2.310             0.460            2.168           0.285

Net assets:
    Beginning of the period                           12.399            11.939            9.771           9.486
                                                     -----------------------------------------------------------

    End of the period                                $14.709           $12.399          $11.939         $ 9.771
                                                     ===========================================================
Total return                                          20.97 %            9.24 %          23.89 %           3.56 % *
Ratio of total expenses to average net assets          0.19 %            0.21 %           0.28 %           1.16 %
Ratio of net investment income (loss) to
    average net assets                                 1.78 %            1.71 %           1.64 %           0.53 %


*   Not annualized.

                                     FT 654
                     FINANCIAL SERVICES PORTFOLIO, SERIES 13

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                           First Trust Portfolios L.P.
                                                1001 Warrenville Road
                                                Lisle, Illinois 60532
                                                (800) 621-1675

             TRUSTEE:                           The Bank of New York
                                                101 Barclay Street
                                                New York, New York 10286

             LEGAL COUNSEL                      Chapman and Cutler LLP
             TO SPONSOR:                        111 West Monroe Street
                                                Chicago, Illinois 60603

             LEGAL COUNSEL                      Carter Ledyard & Milburn LLP
             TO TRUSTEE:                        2 Wall Street
                                                New York, New York 10005

             INDEPENDENT                        Deloitte & Touche LLP
             REGISTERED PUBLIC                  111 South Wacker Drive
             ACCOUNTING FIRM:                   Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3
                                  321,824 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, The Key 3 Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the financial services, healthcare and technology industries. At August 1, 2006, each Unit represented a 1/321,824 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $12.971 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                    321,824
Fractional Undivided Interest in the Trust per Unit                  1/321,824
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                  $4,056,820
    Aggregate Value of Securities per Unit                             $12.606
    Income and Principal cash (overdraft) in the Portfolio            $(7,532)
    Income and Principal cash (overdraft) per Unit                    $(0.024)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                             $0.389
    Public Offering Price per Unit                                     $12.971
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.389 less than the Public Offering Price per Unit)              $12.582

Date Trust Established                                           July 16, 2002
Mandatory Termination Date                                    January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open. Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
The Key 3 Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 654, The Key 3 Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, The Key 3 Portfolio, Series 3, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006

ASSETS
Securities, at fair value (cost, $3,079,820)                              $4,146,217
Cash                                                                         164,420
Dividends receivable                                                           6,463
                                                                          ----------
TOTAL ASSETS                                                              $4,317,100
                                                                          ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                       $    2,589
                                                                          ----------
TOTAL LIABILITIES                                                              2,589
                                                                          ----------
Net assets, applicable to 322,195 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                     3,079,820
    Net unrealized appreciation (depreciation)                             1,066,397
    Distributable funds (deficit), net of deferred sales charges
       of $141,575 and organization costs of $10,326                         168,294
                                                                          ----------
                                                                           4,314,511
                                                                          ----------
TOTAL LIABILITIES AND NET ASSETS                                          $4,317,100
                                                                          ==========
Net asset value per unit                                                  $   13.391
                                                                          ==========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                           Fair
     of Shares             Name of Issuer of Equity Securities (1)                     Value
                           FINANCIAL SERVICES - 33%
                           ------------------------
       3,018               Bank of America Corporation                                 $  146,071
       2,766               Citigroup Inc.                                                 136,364
       1,405               Fannie Mae                                                      69,899
       1,195  (2)          HSBC Holdings Plc (ADR)                                        104,228
       3,610               Investment Technology Group, Inc.*                             170,753
       3,554  (3)          Lehman Brothers Holdings Inc.                                  236,732
       2,477               Morgan Stanley                                                 147,679
       2,362               Radian Group Inc.                                              144,365
       1,610               SunTrust Banks, Inc.                                           121,893
         158               The St. Paul Travelers Companies, Inc.                           6,955
       2,971               Washington Mutual, Inc.                                        136,399

                           HEALTHCARE - 39%
                           ----------------
       4,705               Andrx Group*                                                   109,909
       4,189               Barr Laboratories, Inc.*                                       220,760
       4,273  (2)          Biovail Corporation                                            104,945
       6,056  (4)          Boston Scientific *                                            125,238
       1,966               Cardinal Health, Inc.                                          131,545
       6,951               Genentech, Inc.*                                               576,655
       2,084               Johnson & Johnson                                              125,498
         270               Medco Health Solutions Inc.*                                    14,553
       2,671               Medtronic, Inc.                                                134,859
       2,230               Merck & Co., Inc.                                               74,237
       3,558               Pfizer Inc.                                                     84,182

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

      Number                                                                          Fair
     of Shares             Name of Issuer of Equity Securities (1)                    Value
                           TECHNOLOGY - 24%
                           ----------------
       2,318               Affiliated Computer Services, Inc.*                        $  115,714
       5,264               Applied Materials, Inc.                                        89,014
       5,264  (2)          Celestica Inc.*                                                50,061
       7,042  (2)          Check Point Software Technologies Ltd.*                       136,052
       7,083               Cisco Systems, Inc.*                                          139,394
       4,034               Dell Inc*                                                     102,383
       3,962               Microsoft Corporation                                          89,739
       7,310  (2)          Nokia Oyj (ADR)                                               156,946
      10,070               Oracle Corporation*                                           143,195
                                                                                      ----------
                           Total Securities (total cost $3,079,820) - 96%             $4,146,217
                                                                                      ==========

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 13% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)      The number of shares reflects the effect of a 2 for 1 stock split.

(4) In April 2006, Guidant Corp ("Guidant"), one of the Trust's original holdings, was acquired by Boston Scientific ("Boston"). Each shareholder of Guidant received 1.6799 shares of Boston and $42.20 in cash for each share of Guidant held.


* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3

                             STATEMENT OF OPERATIONS


                                                                     Year ended May 31,

                                                            2006             2005             2004
Dividend income (net of foreign taxes withheld
    of $1,009, $595 and $1,346 in 2006, 2005
    and 2004, respectively)                                 $ 58,024         $  77,940        $   81,148

Expenses
    Trustee and other service fees                            (5,619)           (5,988)           (8,338)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                     (2,576)           (3,611)           (5,803)
    Creation and development fees                                  -                 -            (4,210)
    Other expenses                                            (2,611)           (2,541)           (3,707)
                                                            ---------------------------------------------
    Total expenses                                           (10,806)          (12,140)          (22,058)
                                                            ---------------------------------------------
       Investment income (loss) - net                         47,218            65,800            59,090

Net gain (loss) on investments:
    Net realized gain (loss)                                 353,666           272,847           532,102
    Change in net unrealized appreciation
       (depreciation)                                        (26,907)         (125,528)          427,577
                                                            ---------------------------------------------
                                                             326,759           147,319           959,679
                                                            ---------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $373,977         $ 213,119        $1,018,769
                                                            =============================================


See notes to financial statements.

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended May 31,

                                                            2006                2005             2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    47,218         $    65,800      $    59,090
    Net realized gain (loss) on investments                     353,666             272,847          532,102
    Change in net unrealized appreciation
       (depreciation) on investments                            (26,907)           (125,528)         427,577
                                                            -------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                373,977             213,119        1,018,769
                                                            -------------------------------------------------

Units issued                                                    122,042              52,772          987,515
                                                            -------------------------------------------------

Unit redemptions                                             (1,015,356)         (1,806,559)      (2,976,691)

Distributions to unit holders:
    Investment income - net                                     (45,259)            (65,271)         (53,547)
    Principal from investment transactions                      (96,029)                  -                -
                                                            -------------------------------------------------
    Total distributions                                        (141,288)            (65,271)         (53,547)
                                                            -------------------------------------------------
Total increase (decrease) in net assets                        (660,625)         (1,605,939)      (1,023,954)

Net assets:
    Beginning of the period                                   4,975,136           6,581,075        7,605,029
                                                            -------------------------------------------------
    End of the period                                       $ 4,314,511         $ 4,975,136      $ 6,581,075
                                                            =================================================
Distributable funds (deficit) at end of the period          $   168,294         $     8,661      $    28,853
                                                            =================================================
Trust units:
    Beginning of the period                                     389,587             539,459          700,272
    Issued                                                        9,144               4,303           86,055
    Redemptions                                                 (76,536)           (154,175)        (246,868)
                                                            -------------------------------------------------
    End of the period                                           322,195             389,587          539,459
                                                            =================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3


                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, The Key 3 Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the financial services, healthcare and technology industries. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $10,326, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


            Unrealized appreciation             $1,258,076
            Unrealized depreciation               (191,679)
                                                -----------
                                                $1,066,397
                                                ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2006 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005            2004            May 31, 2003
Dividend income                                      $ 0.166           $ 0.170         $ 0.122           $ 0.094
Expenses                                              (0.031)           (0.027)         (0.033)           (0.145)
                                                     ------------------------------------------------------------
       Investment income (loss) - net                  0.135             0.143           0.089            (0.051)

Distributions to unit holders:
    Investment income - net                           (0.124)           (0.137)         (0.078)           (0.013)
    Principal from investment transactions            (0.288)            -               -                 -

Net gain (loss) on investments                         0.898             0.565           1.328             1.438
                                                     ------------------------------------------------------------
       Total increase (decrease) in net assets         0.621             0.571           1.339             1.374

Net assets:
    Beginning of the period                           12.770            12.199          10.860             9.486
                                                     ------------------------------------------------------------

    End of the period                                $13.391           $12.770         $12.199           $10.860
                                                     ============================================================

Total return                                           8.09 %            5.80 %         13.05 %           14.62 % *
Ratio of total expenses to average net assets          0.23 %            0.22 %          0.29 %            1.43 %
Ratio of net investment income (loss) to
    average net assets                                 1.01 %            1.15 %          0.77 %           (0.50) %


*   Not annualized.

                                     FT 654
                          THE KEY 3 PORTFOLIO, SERIES 3

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                       First Trust Portfolios L.P.
                                             1001 Warrenville Road
                                             Lisle, Illinois 60532
                                             (800) 621-1675

              TRUSTEE:                       The Bank of New York
                                             101 Barclay Street
                                             New York, New York 10286

              LEGAL COUNSEL                  Chapman and Cutler LLP
              TO SPONSOR:                    111 West Monroe Street
                                             Chicago, Illinois 60603

              LEGAL COUNSEL                  Carter Ledyard & Milburn LLP
              TO TRUSTEE:                    2 Wall Street
                                             New York, New York 10005

              INDEPENDENT                    Deloitte & Touche LLP
              REGISTERED PUBLIC              111 South Wacker Drive
              ACCOUNTING FIRM:               Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12
                                  354,910 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Leading Brands Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the consumer products industry. At August 1, 2006, each Unit represented a 1/354,910 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $13.097 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                  354,910
Fractional Undivided Interest in the Trust per Unit                1/354,910
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                $4,515,195
    Aggregate Value of Securities per Unit                           $12.722
    Income and Principal cash (overdraft) in the Portfolio          $(6,360)
    Income and Principal cash (overdraft) per Unit                  $(0.018)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                           $0.393
    Public Offering Price per Unit                                   $13.097
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.393 less than the Public Offering Price per Unit)            $12.704

Date Trust Established                                         July 16, 2002
Mandatory Termination Date                                  January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Leading Brands Portfolio, Series 12


We have audited the statement of assets and liabilities of FT 654, Leading Brands Portfolio, Series 12 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Leading Brands Portfolio, Series 12, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006

ASSETS
Securities, at fair value (cost, $3,716,023)                                $4,683,824
Cash                                                                            28,654
Dividends receivable                                                             9,943
Receivable from investment transactions                                          6,235
                                                                            ----------
TOTAL ASSETS                                                                $4,728,656
                                                                            ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                         $    3,897
Unit redemptions payable                                                        14,049
                                                                            ----------
TOTAL LIABILITIES                                                               17,946
                                                                            ----------
Net assets, applicable to 361,751 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                       3,716,023
    Net unrealized appreciation (depreciation)                                 967,801
    Distributable funds (deficit), net of deferred sales charges
       of $194,052 and organization costs of $15,011                            26,886
                                                                            ----------
                                                                             4,710,710
                                                                            ----------
TOTAL LIABILITIES AND NET ASSETS                                            $4,728,656
                                                                            ==========
Net asset value per unit                                                    $   13.022
                                                                            ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                      Fair
     of Shares             Name of Issuer of Equity Securities (1)                                Value
                           APPAREL - 10%
                           -------------
       5,035               Liz Claiborne, Inc.                                                    $  194,703
       4,486               Columbia Sportswear Company*                                              212,322
       4,181               Jones Apparel Group, Inc.                                                 135,632

                           BEVERAGES - 7%
                           --------------
       2,817               Anheuser-Busch Companies, Inc.                                            128,568
       3,318               PepsiCo, Inc.                                                             200,606

                           FOOD - 17%
                           ----------
       6,358  (2)          Dean Foods Company*                                                       226,981
       1,646               Del Monte Foods Company                                                    19,489
       3,693               H.J. Heinz Company                                                        156,399
       4,468               Hershey Foods Corporation                                                 254,274
       3,850               Kraft Foods Inc.                                                          127,435
       1,271  (2)          Treehouse Foods, Inc.*                                                     31,762

                           HOUSEHOLD PRODUCTS - 23%
                           ------------------------
       3,805               The Clorox Company                                                        240,438
       2,863               Colgate-Palmolive Company                                                 172,753
       2,489               Kimberly-Clark Corporation                                                151,008
          77               Neenah Paper Inc.                                                           2,362
       3,385               The Procter & Gamble Company                                              183,636
       7,128  (3)          The Scotts Company                                                        311,208

                           LEISURE/ENTERTAINMENT - 20%
                           ---------------------------
       5,276               Carnival Corporation                                                      210,565
       2,889               Harley-Davidson, Inc.                                                     144,017
      10,965               Hasbro, Inc.                                                              203,291
       4,366               Polaris Industries Inc.                                                   194,418
      10,663               Time Warner Inc.                                                          183,510

                           PHARMACEUTICALS - 9%
                           --------------------
       2,850               Johnson & Johnson                                                         171,627
         368               Medco Health Solutions, Inc.*                                              19,835
       3,061               Merck & Co., Inc.                                                         101,901
       4,839               Pfizer Inc.                                                               114,491

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

      Number                                                                                      Fair
     of Shares             Name of Issuer of Equity Securities (1)                                Value
                           RESTAURANTS - 9%
                           ----------------
       4,635               OSI Restaurant Partners Inc. (formerly, Outback Steakhouse, Inc.)      $  170,012
       3,886               Wendy's International, Inc.                                               234,248

                           TOILETRIES/COSMETICS - 4%
                           -------------------------
       5,878               Avon Products, Inc.                                                       186,333
                                                                                                  -----------
                           Total Securities (total cost $3,716,023) - 99%                         $4,683,824
                                                                                                  ===========

(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2) In June 2005, Dean Foods Company, ("Dean"), one of the Trust's original holdings, spun off Treehouse Foods, Inc. ("Treehouse"). Each shareholder of Dean received .20 shares of Treehouse for each share of Dean held.

(3)      The number of shares reflects the effect of a 2 for 1 stock split.


See notes to financial statements.

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                             STATEMENT OF OPERATIONS


                                                                          Year ended May 31,

                                                            2006                2005               2004
Dividend income                                             $   92,946          $   95,375         $  114,532

Expenses
    Trustee and other service fees                              (6,329)             (7,845)           (10,489)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                       (3,091)             (4,224)            (6,377)
    Creation and development fees                                    -                   -             (5,314)
    Other expenses                                              (3,812)             (2,257)            (3,055)
                                                            --------------------------------------------------
    Total expenses                                             (13,232)            (14,326)           (25,235)
                                                            --------------------------------------------------
       Investment income (loss) - net                           79,714              81,049             89,297

Net gain (loss) on investments:
    Net realized gain (loss)                                   263,828             446,380            418,009
    Change in net unrealized appreciation
       (depreciation)                                         (320,015)           (240,693)           975,682
                                                            --------------------------------------------------
                                                               (56,187)            205,687          1,393,691
                                                            --------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $   23,527          $  286,736         $1,482,988
                                                            ==================================================



See notes to financial statements.

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           Year ended May 31,

                                                            2006               2005                2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    79,714         $    81,049        $    89,297
    Net realized gain (loss) on investments                     263,828             446,380            418,009
    Change in net unrealized appreciation
       (depreciation) on investments                           (320,015)           (240,693)           975,682
                                                            ---------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                 23,527             286,736          1,482,988
                                                            ---------------------------------------------------

Units issued                                                     52,994              53,328          1,217,110


Unit redemptions                                             (1,221,115)         (2,007,656)        (2,883,907)

Distributions to unit holders:
    Investment income - net                                     (76,678)            (79,132)           (84,360)
                                                            ---------------------------------------------------
    Total distributions                                         (76,678)            (79,132)           (84,360)
                                                            ---------------------------------------------------
Total increase (decrease) in net assets                      (1,225,770)         (1,746,724)          (268,169)

Net assets:
    Beginning of the period                                   5,936,480           7,683,204          7,951,373
                                                            ---------------------------------------------------
    End of the period                                       $ 4,710,710         $ 5,936,480        $ 7,683,204
                                                            ===================================================
Distributable funds (deficit) at end of the period          $    26,886         $    15,057        $   (83,009)
                                                            ===================================================
Trust units:
    Beginning of the period                                     451,335             601,057            730,381
    Issued                                                        4,084               4,038            108,750
    Redemptions                                                 (93,668)           (153,760)          (238,074)
                                                            ---------------------------------------------------
    End of the period                                           361,751             451,335            601,057
                                                            ===================================================


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Leading Brands Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the consumer products industry. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $15,011, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


          Unrealized appreciation              $1,083,113
          Unrealized depreciation                (115,312)
                                               -----------
                                               $  967,801
                                               ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $ 0.225           $  0.181         $  0.154          $ 0.123
Expenses                                              (0.032)            (0.027)          (0.034)          (0.109)
                                                     -------------------------------------------------------------
       Investment income (loss) - net                  0.193              0.154            0.120            0.014

Distributions to unit holders:
    Investment income - net                           (0.180)            (0.140)          (0.111)          (0.038)
    Principal from investment transactions               -                  -                -                -

Net gain (loss) on investments                         0.144              0.356            1.887            1.425
                                                     -------------------------------------------------------------
       Total increase (decrease) in net assets        (0.131)             0.370            1.896            1.401

Net assets:
    Beginning of the period                           13.153             12.783           10.887            9.486
                                                     -------------------------------------------------------------
    End of the period                                $13.022           $ 13.153         $ 12.783          $10.887
                                                     =============================================================

Total return                                           0.37 %             3.99 %          18.43 %          15.17 % *
Ratio of total expenses to average net assets          0.25 %             0.21 %           0.29 %           1.07 %
Ratio of net investment income (loss) to
    average net assets                                 1.51 %             1.19 %           0.01 %           0.14 %


*   Not annualized.

                                     FT 654
                       LEADING BRANDS PORTFOLIO, SERIES 12

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                           First Trust Portfolios L.P.
                                               1001 Warrenville Road
                                               Lisle, Illinois 60532
                                               (800) 621-1675

            TRUSTEE:                           The Bank of New York
                                               101 Barclay Street
                                               New York, New York 10286

            LEGAL COUNSEL                      Chapman and Cutler LLP
            TO SPONSOR:                        111 West Monroe Street
                                               Chicago, Illinois 60603

            LEGAL COUNSEL                      Carter Ledyard & Milburn LLP
            TO TRUSTEE:                        2 Wall Street
                                               New York, New York 10005

            INDEPENDENT                        Deloitte & Touche LLP
            REGISTERED PUBLIC                  111 South Wacker Drive
            ACCOUNTING FIRM:                   Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5
                                  272,226 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Life Sciences Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the healthcare industry. At August 1, 2006, each Unit represented a 1/272,226 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $13.860 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                   272,226
Fractional Undivided Interest in the Trust per Unit                 1/272,226
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $3,661,841
    Aggregate Value of Securities per Unit                            $13.451
    Income and Principal cash (overdraft) in the Portfolio           $(1,923)
    Income and Principal cash (overdraft) per Unit                   $(0.007)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                            $0.416
    Public Offering Price per Unit                                    $13.860
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.416 less than the Public Offering Price per Unit)             $13.444

Date Trust Established                                          July 16, 2002
Mandatory Termination Date                                   January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Life Sciences Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 654, Life Sciences Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Life Sciences Portfolio, Series 5, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006


ASSETS
Securities, at fair value (cost, $2,905,743)                             $3,961,215
Cash                                                                        132,997
Dividends receivable                                                          2,714
Receivable from investment transactions                                       7,124
                                                                         ----------
TOTAL ASSETS                                                             $4,104,050
                                                                         ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                      $    2,367
                                                                         ----------
TOTAL LIABILITIES                                                             2,367
                                                                         ----------
Net assets, applicable to 290,902 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                    2,905,743
    Net unrealized appreciation (depreciation)                            1,055,472
    Distributable funds (deficit), net of deferred sales charges
       of $130,735 and organization costs of $9,681                         140,468
                                                                         ----------
                                                                          4,101,683
                                                                         ----------
TOTAL LIABILITIES AND NET ASSETS                                         $4,104,050
                                                                         ==========
Net asset value per unit                                                 $   14.100
                                                                         ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                   Fair
     of Shares             Name of Issuer of Equity Securities (1)                             Value
                           BIOTECH - 35%
                           -------------
       2,939               Amgen Inc.*                                                         $  198,647
       2,480               Biogen Idec Inc.*                                                      115,642
       2,176               Cephalon, Inc.*                                                        129,951
       5,028               Enzon, Inc.*                                                            37,459
       6,208               Genentech, Inc.*                                                       515,016
       6,714               Human Genome Sciences, Inc.*                                            73,585
       3,622               MedImmune, Inc.*                                                       115,252
       8,835               Millennium Pharmaceuticals, Inc.*                                       75,628
       7,505               PDL BioPharma Inc. (formerly, Protein Design Labs, Inc.)*              151,976

                           MEDICAL PRODUCTS - 35%
                           ----------------------
       2,648               Abbott Laboratories                                                    113,070
       2,322               Bio-Rad Laboratories, Inc. (Class A)*                                  154,227
       3,653               Biomet, Inc.                                                           128,622
       5,392  (3)          Boston Scientific Corporation *                                        111,507
       1,753               Cardinal Health, Inc.                                                  117,293
         264               Hospira, Inc.*                                                          11,830
       1,869               Johnson & Johnson                                                      112,551
       2,379               Medtronic, Inc.                                                        120,116
       3,881               Stryker Corporation                                                    170,376
       3,807               Techne Corporation*                                                    208,167
       3,106               Zimmer Holdings, Inc.*                                                 188,068

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

      Number                                                                                   Fair
     of Shares             Name of Issuer of Equity Securities (1)                             Value
                           PHARMACEUTICALS - 27%
                           ---------------------
       4,206               Andrx Group*                                                        $   98,252
       3,750               Barr Laboratories, Inc.*                                               197,625
       3,817  (2)          Biovail Corporation                                                     93,745
       1,775               Eli Lilly and Company                                                   91,661
         241               Medco Health Solutions, Inc.*                                           12,990
       1,996               Merck & Co., Inc.                                                       66,447
       2,304  (2)          Novartis AG (ADR)                                                      127,826
       3,178               Pfizer Inc.                                                             75,191
       3,375  (2)          Sanofi-Aventis (ADR)                                                   159,536
       4,092               Schering-Plough Corporation                                             77,994
       2,426               Wyeth                                                                  110,965
                                                                                               ----------
                           Total Securities (total cost $2,905,743) - 97%                      $3,961,215
                                                                                               ==========


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 9% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3) In April 2006, Guidant Corporation ("Guidant") one of the Trust's original holdings, was acquired by Boston Scientific Corporation ("Boston Scientific"). Each shareholder for Guidant received 1.6799 shares of Boston Scientific for each share of Guidant held.

*        This security has not paid a cash dividend for the past 12 months


See notes to financial statements.

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                             STATEMENT OF OPERATIONS

                                                                          Year ended May 31,

                                                            2006                2005               2004
Dividend income net of foreign taxes withheld
    of $ 1,463, $832 and $995 in 2006, 2005
    and 2004, respectively)                                 $ 29,725            $  26,534          $ 32,045

Expenses
    Trustee and other service fees                            (4,665)              (4,691)           (6,326)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                     (2,181)              (2,752)           (4,047)
    Creation and development fees                                  -                    -            (2,141)
    Other expenses                                            (2,455)              (2,318)           (2,532)
                                                            ------------------------------------------------
    Total expenses                                            (9,301)              (9,761)          (15,046)
                                                            ------------------------------------------------
       Investment income (loss) - net                         20,424               16,773            16,999

Net gain (loss) on investments:
    Net realized gain (loss)                                 299,140              184,802           379,780
    Change in net unrealized appreciation
       (depreciation)                                        (92,390)            (102,747)          497,701
                                                            ------------------------------------------------
                                                             206,750               82,055           877,481
                                                            ------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $227,174            $  98,828          $894,480
                                                            ================================================


See notes to financial statements.

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year ended May 31,

                                                            2006              2005              2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $   20,424        $   16,773        $   16,999
    Net realized gain (loss) on investments                    299,140           184,802           379,780
    Change in net unrealized appreciation
       (depreciation) on investments                           (92,390)         (102,747)          497,701
                                                            -----------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               227,174            98,828           894,480
                                                            -----------------------------------------------

Units issued                                                    54,147             8,930           532,951

Unit redemptions                                              (557,949)         (863,840)        1,795,828)

Distributions to unit holders:
    Investment income - net                                    (20,077)          (15,452)          (21,039)
    Principal from investment transactions                     (98,899)              -                 -
                                                            -----------------------------------------------
    Total distributions                                       (118,976)          (15,452)          (21,039)
                                                            -----------------------------------------------
Total increase (decrease) in net assets                       (395,604)         (771,534)         (389,436)

Net assets:
    Beginning of the period                                  4,497,287         5,268,821         5,658,257
                                                            -----------------------------------------------
    End of the period                                       $4,101,683        $4,497,287        $5,268,821
                                                            ===============================================
Distributable funds (deficit) at end of the period          $  140,468        $   (1,230)       $   33,755
                                                            ===============================================
Trust units:
    Beginning of the period                                    325,250           389,781           484,694
    Issued                                                       3,842               658            43,163
    Redemptions                                                (38,190)          (65,189)         (138,076)
                                                            -----------------------------------------------
    End of the period                                          290,902           325,250           389,781
                                                            ===============================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Life Sciences Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the healthcare industry. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $9,681, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


        Unrealized appreciation                 $1,229,537
        Unrealized depreciation                   (174,065)
                                                -----------
                                                $1,055,472
                                                ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $ 0.096           $ 0.076          $ 0.067           $ 0.065
Expenses                                              (0.030)           (0.028)          (0.032)           (0.113)
                                                     -------------------------------------------------------------
       Investment income (loss) - net                  0.066             0.048            0.035            (0.048)

Distributions to unit holders:
    Investment income - net                           (0.063)           (0.042)          (0.043)             -
    Principal from investment transactions            (0.309)             -                -                 -

Net gain (loss) on investments                         0.579             0.304            1.851             2.236
                                                     -------------------------------------------------------------
       Total increase (decrease) in net assets         0.273             0.310            1.843             2.188

Net assets:
    Beginning of the period                           13.827            13.517           11.674             9.486
                                                     -------------------------------------------------------------

    End of the period                                $14.100           $13.827          $13.517           $11.674
                                                     =============================================================

Total return                                           4.66 %            2.60 %          16.16 %           23.07 % *
Ratio of total expenses to average net assets          0.21 %            0.20 %           0.25 %            1.07 %
Ratio of net investment income (loss) to
    average net assets                                 0.46 %            0.35 %           0.28 %           (0.45) %


*   Not annualized.

                                     FT 654
                        LIFE SCIENCES PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                           First Trust Portfolios L.P.
                                                1001 Warrenville Road
                                                Lisle, Illinois 60532
                                                (800) 621-1675

             TRUSTEE:                           The Bank of New York
                                                101 Barclay Street
                                                New York, New York 10286

             LEGAL COUNSEL                      Chapman and Cutler LLP
             TO SPONSOR:                        111 West Monroe Street
                                                Chicago, Illinois 60603

             LEGAL COUNSEL                      Carter Ledyard & Milburn LLP
             TO TRUSTEE:                        2 Wall Street
                                                New York, New York 10005

             INDEPENDENT                        Deloitte & Touche LLP
             REGISTERED PUBLIC                  111 South Wacker Drive
             ACCOUNTING FIRM:                   Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6
                                  254,484 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Market Leaders Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of blue-chip companies. At August 1, 2006, each Unit represented a 1/254,484 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $18.346 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York

GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                   254,484
Fractional Undivided Interest in the Trust per Unit                 1/254,484
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $4,330,822
    Aggregate Value of Securities per Unit                            $17.018
    Income and Principal cash (overdraft) in the Portfolio           $197,831
    Income and Principal cash (overdraft) per Unit                     $0.777
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                            $0.551
    Public Offering Price per Unit                                    $18.346
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.551 less than the Public Offering Price per Unit)             $17.795

Date Trust Established                                          July 16, 2002
Mandatory Termination Date                                   January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Market Leaders Portfolio, Series 6


We have audited the statement of assets and liabilities of FT 654, Market Leaders Portfolio, Series 6 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Market Leaders Portfolio, Series 6, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006


ASSETS
Securities, at fair value (cost, $2,747,843)                            $5,259,987
Dividends receivable                                                         5,834
Receivable from investment transactions                                     64,461
                                                                        ----------
TOTAL ASSETS                                                            $5,330,282
                                                                        ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $    2,286
Cash overdraft                                                              33,880
Unit redemptions payable                                                    14,489
                                                                        ----------
TOTAL LIABILITIES                                                           50,655
                                                                        ----------
Net assets, applicable to 256,452 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                   2,747,843
    Net unrealized appreciation (depreciation)                           2,512,144
    Distributable funds (deficit), net of deferred sales charges
       of $112,405 and organization costs of $9,481                         19,640
                                                                        ----------
                                                                         5,279,627
                                                                        ----------
TOTAL LIABILITIES AND NET ASSETS                                        $5,330,282
                                                                        ==========
Net asset value per unit                                                $   20.587
                                                                        ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                          Fair
     of Shares             Name of Issuer of Equity Securities (1)                                    Value
                           BASIC MATERIALS - 38%
                           ---------------------
      11,160  (3)          Chemtura Corporation                                                       $  109,703
      20,839               USG Corporation*                                                            1,918,855

                           COMMUNICATION SERVICES - 6%
                           ----------------------------
      11,675  (6)          Shaw Communications Inc. (Class B)                                            325,616

                           CONSUMER-DISCRETIONARY - 12%
                           ----------------------------
       1,729               Gannett Co., Inc.                                                              93,383
       2,292               NIKE, Inc. (Class B)                                                          184,071
       4,005               OSI Restaurant Partners Inc. (formerly, Outback Steakhouse, Inc.)             146,903
         225               The Washington Post Company (Class B)                                         182,453

                           CONSUMER-STAPLES - 6%
                           ---------------------
       2,319               The Coca-Cola Company                                                         102,106
       3,852  (4)          The Procter & Gamble Company                                                  208,971

                           FINANCIAL SERVICES - 31%
                           ------------------------
       3,583  (2)          American Express Company                                                      194,772
         716  (2)          Ameriprise Financial, Inc.                                                     32,771
          57               Berkshire Hathaway Inc. (Class B)*                                            174,933
       5,035  (5)          H&R Block, Inc.                                                               114,546
       1,491               M&T Bank Corporation                                                          171,614
       5,089               Moody's Corporation                                                           266,155
       1,910               SunTrust Banks, Inc.                                                          144,606
       3,415               Torchmark Corporation                                                         201,075
       2,558               Wells Fargo & Company                                                         169,774
         381               Wesco Financial Corporation                                                   151,867

                           INDUSTRIALS - 7%
                           ----------------
       3,653               Dover Corporation                                                             178,413
       4,317               GATX Corporation                                                              187,400
                                                                                                      ----------
                           Total Securities (total cost $2,747,843) - 100%                            $5,259,987
                                                                                                      ==========




                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 6% of the net assets of the Trust.

(2) In October 2005, American Express Company ("American"), one of the Trust's original holdings, spun off Ameriprise Financial, Inc. ("Ameriprise"). Each shareholder of American received 0.2 shares of Ameriprise for every share of American held.

(3) In July 2005, The Great Lakes Chemical Corp ("Great"), one of the Trust's original holdings, was acquired by Chemtura Corporation ("Chemtura"). Each shareholder of Great received 2.2232 shares of Chemtura for each share of Great held.

(4) In October 2005, Gillette Company ("Gillette"), one of the Trust's original holdings, was acquired by Procter & Gamble Company ("Procter"). Each shareholder of Gillette received 0.9750 shares of Procter for each share of Gillette held.

(5)      The number of shares reflects the effect of a 2 for 1 stock split.

(6) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a cash dividend for the past 12 months.






See notes to financial statements.

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6

                            STATEMENTS OF OPERATIONS


                                                                               Year ended May 31,

                                                            2006               2005            2004
Dividend income (net of foreign taxes withheld
    of $756, $480 and $313 in 2006, 2005
    and 2004, respectively)                                 $   55,577         $   58,545      $   69,074

Expenses
    Trustee and other service fees                              (4,934)            (4,726)         (6,361)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                       (2,294)            (2,781)         (4,192)
    Creation and development fees                                    -                  -          (3,441)
    Other expenses                                              (2,282)            (2,353)         (2,561)
                                                            ----------------------------------------------
    Total expenses                                              (9,510)            (9,860)        (16,555)
                                                            ----------------------------------------------
       Investment income (loss) - net                           46,067             48,685          52,519

Net gain (loss) on investments:
    Net realized gain (loss)                                   878,823            413,955         422,815
    Change in net unrealized appreciation
       (depreciation)                                          485,261            841,421         756,419
                                                            ----------------------------------------------
                                                             1,364,084          1,255,376       1,179,234
                                                            ----------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $1,410,151         $1,304,061      $1,231,753
                                                            ==============================================


See notes to financial statements.

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                               Year ended May 31,

                                                            2006                2005             2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    46,067         $    48,685      $    52,519
    Net realized gain (loss) on investments                     878,823             413,955          422,815
    Change in net unrealized appreciation
       (depreciation) on investments                            485,261             841,421          756,419
                                                            -------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                              1,410,151           1,304,061        1,231,753
                                                            -------------------------------------------------

Units issued                                                    581,679             492,292          943,997


Unit redemptions                                             (2,080,354)         (1,403,747)      (2,258,145)

Distributions to unit holders:
    Investment income - net                                     (46,629)            (47,493)         (51,561)
    Principal from investment transactions                           -                   -                -
                                                            -------------------------------------------------
    Total distributions                                         (46,629)            (47,493)         (51,561)
                                                            -------------------------------------------------
Total increase (decrease) in net assets                        (135,153)            345,113         (133,956)

Net assets:
    Beginning of the year                                     5,414,780           5,069,667        5,203,623
                                                            -------------------------------------------------
    End of the year                                         $ 5,279,627         $ 5,414,780      $ 5,069,667
                                                            =================================================
Distributable funds (deficit) at end of the year            $    19,640         $       254      $    21,743
                                                            =================================================
Trust units:
    Beginning of the year                                       335,909             399,720          503,305
    Issued                                                       34,414              34,414           86,035
    Redemptions                                                (113,871)            (98,225)        (189,620)
                                                            -------------------------------------------------
    End of the year                                             256,452             335,909          399,720
                                                            =================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6

                          NOTES TO FINANCIAL STATEMENTS





1.     Organization

FT 654, Market Leaders Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of blue-chip companies. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $9,481, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


         Unrealized appreciation               $2,565,224
         Unrealized depreciation                  (53,080)
                                               -----------
                                               $2,512,144
                                               ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                   Year ended May 31,                 (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $  0.185          $  0.159         $  0.145          $  0.118
Expenses                                               (0.032)           (0.027)          (0.035)           (0.115)
                                                     --------------------------------------------------------------
       Investment income (loss) - net                   0.153             0.132            0.110             0.003
Distributions to unit holders:
    Investment income - net                            (0.149)           (0.125)          (0.106)           (0.035)

Net gain (loss) on investments                          4.463             3.430            2.340             0.885
                                                     --------------------------------------------------------------
       Total increase (decrease) in net assets          4.467             3.437            2.344             0.853
Net assets:
    Beginning of the period                            16.120            12.683           10.339             9.486
                                                     --------------------------------------------------------------
    End of the period                                $ 20.587          $ 16.120         $ 12.683          $ 10.339
                                                     ==============================================================

Total return                                           28.64 %           28.08 %          23.70 %            9.36 % *
Ratio of total expenses to average net assets           0.17 %            0.19 %           0.30 %            1.16 %
Ratio of net investment income (loss) to
    average net assets                                  0.83 %            0.92 %           0.96 %           0.03 %


*   Not annualized.

                                     FT 654
                       MARKET LEADERS PORTFOLIO, SERIES 6


                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR:                       First Trust Portfolios L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois 60532
                                              (800) 621-1675

               TRUSTEE:                       The Bank of New York
                                              101 Barclay Street
                                              New York, New York 10286

               LEGAL COUNSEL                  Chapman and Cutler LLP
               TO SPONSOR:                    111 West Monroe Street
                                              Chicago, Illinois 60603

               LEGAL COUNSEL                  Carter Ledyard & Milburn LLP
               TO TRUSTEE:                    2 Wall Street
                                              New York, New York 10005

               INDEPENDENT                    Deloitte & Touche LLP
               REGISTERED PUBLIC              111 South Wacker Drive
               ACCOUNTING FIRM:               Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14
                                 1,320,576 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Pharmaceutical Portfolio, Series 14 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies engaged in the pharmaceutical industry. At August 1, 2006, each Unit represented a 1/1,320,576 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $15.370 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                  1,320,576
Fractional Undivided Interest in the Trust per Unit                1/1,320,576
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $19,659,859
    Aggregate Value of Securities per Unit                             $14.887
    Income and Principal cash (overdraft) in the Portfolio             $28,807
    Income and Principal cash (overdraft) per Unit                      $0.022
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                             $0.461
    Public Offering Price per Unit                                     $15.370
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.461 less than the Public Offering Price per Unit)              $14.909

Date Trust Established                                           July 16, 2002
Mandatory Termination Date                                    January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Pharmaceutical Portfolio, Series 14


We have audited the statement of assets and liabilities of FT 654, Pharmaceutical Portfolio, Series 14 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Pharmaceutical Portfolio, Series 14, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006

ASSETS
Securities, at fair value (cost, $13,719,428)                           $19,386,209
Cash                                                                         67,060
Dividends receivable                                                         26,756
Receivable from investment transactions                                      24,702
                                                                        -----------
TOTAL ASSETS                                                            $19,504,727
                                                                        ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $     9,389
                                                                        -----------
TOTAL LIABILITIES                                                             9,389
                                                                        -----------
Net assets, applicable to 1,339,048 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                   13,719,428
    Net unrealized appreciation (depreciation)                            5,666,781
    Distributable funds (deficit), net of deferred sales charges
       of $597,607 and organization costs of $34,872                        109,129
                                                                        -----------
                                                                         19,495,338
                                                                        -----------
TOTAL LIABILITIES AND NET ASSETS                                        $19,504,727
                                                                        ===========
Net asset value per unit                                                $    14.559
                                                                        ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                               Fair
     of Shares                 Name of Issuer of Equity Securities (1)                     Value
      14,378                   Abbott Laboratories                                         $   613,941
      15,974                   Amgen Inc.*                                                   1,079,683
      22,878                   Andrx Group*                                                    534,430
      13,883  (2)              AstraZeneca Plc (ADR)                                           734,966
      20,514                   Barr Laboratories, Inc.*                                      1,081,088
      13,469                   Biogen Idec Inc.*                                               628,059
      11,786                   Cephalon, Inc.*                                                 703,860
      14,015                   Forest Laboratories, Inc.*                                      525,282
      33,767                   Genentech, Inc.*                                              2,801,310
      13,548  (2)              GlaxoSmithKline Plc (ADR)                                       749,204
       1,435                   Hospira, Inc.*                                                   64,302
      10,121                   Johnson & Johnson                                               609,487
      26,476                   King Pharmaceuticals, Inc.*                                     470,743
       9,604                   Eli Lilly and Company                                           495,951
       1,310                   Medco Health Solutions Inc.*                                     70,609
      19,690                   MedImmune, Inc.*                                                626,536
      10,894                   Merck & Co., Inc.                                               362,661
      47,717                   Millennium Pharmaceuticals, Inc.*                               408,458
      12,563  (2)              Novartis AG (ADR)                                               696,995
      16,757  (2)              Novo Nordisk A/S (ADR)                                        1,041,448
      17,228                   Pfizer Inc.                                                     407,614
      12,897  (2)              Roche Holding AG (ADR)                                        1,006,817
      18,483  (2)              Sanofi-Aventis (ADR)                                            873,691
      22,298                   Schering-Plough Corporation                                     425,000
      31,825  (2)              Teva Pharmaceutical Industries Ltd. (ADR)                     1,158,748
      24,335                   Watson Pharmaceuticals, Inc.*                                   616,406
      13,094                   Wyeth                                                           598,920
                                                                                           -----------
                           Total Securities (total cost $13,719,428) - 99%                 $19,386,209
                                                                                           ===========




                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 32% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                             STATEMENT OF OPERATIONS

                                                                        Year ended May 31,

                                                            2006               2005               2004
Dividend income (net of foreign taxes withheld
    of $14,426, $13,199 and $17,847 in 2006, 2005
    and 2004, respectively)                                 $  202,056         $   212,348        $  224,529

Expenses
    Trustee and other service fees                             (17,885)            (19,748)          (24,600)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                      (10,672)            (13,017)          (17,922)
    Creation and development fees                                    -                   -            (5,525)
    Other expenses                                              (7,695)             (8,748)          (14,063)
                                                            -------------------------------------------------
    Total expenses                                             (36,252)            (41,513)          (62,110)
                                                            -------------------------------------------------
       Investment income (loss) - net                          165,804             170,835           162,419

Net gain (loss) on investments:
    Net realized gain (loss)                                 1,012,284           1,005,998           813,834
    Change in net unrealized appreciation
       (depreciation)                                          639,211          (1,563,565)        3,260,081
                                                            -------------------------------------------------
                                                             1,651,495            (557,567)        4,073,915
                                                            -------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $1,817,299         $  (386,732)       $4,236,334
                                                            =================================================

See notes to financial statements.

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           Year ended May 31,

                                                            2006                2005               2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $   165,804         $   170,835        $   162,419
    Net realized gain (loss) on investments                   1,012,284           1,005,998            813,834
    Change in net unrealized appreciation
       (depreciation) on investments                            639,211          (1,563,565)         3,260,081
                                                            ---------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                              1,817,299            (386,732)         4,236,334
                                                            ---------------------------------------------------

Units issued                                                     83,441              87,147          1,710,632
    Deferred sales charge                                             -                   -                  -
    Organization costs                                                -              14,011             (1,314)
                                                            ---------------------------------------------------
    Total                                                        83,441             101,158          1,709,318
                                                            ---------------------------------------------------

Unit redemptions                                             (3,411,953)         (5,674,755)        (3,789,787)

Distributions to unit holders:
    Investment income - net                                    (160,582)           (159,772)          (165,821)
    Principal from investment transactions                            -                   -                  -
                                                            ---------------------------------------------------
    Total distributions                                        (160,582)           (159,772)          (165,821)
                                                            ---------------------------------------------------
Total increase (decrease) in net assets                      (1,671,795)         (6,120,101)         1,990,044

Net assets:
    Beginning of the period                                  21,167,133          27,287,234         25,297,190
                                                            ---------------------------------------------------
    End of the period                                       $19,495,338         $21,167,133        $27,287,234
                                                            ===================================================
Distributable funds (deficit) at end of the period          $   109,129         $    63,569        $   111,134
                                                            ===================================================
Trust units:
    Beginning of the period                                   1,567,436           2,013,720          2,168,705
    Issued                                                        5,926               6,655            136,775
    Redemptions                                                (234,314)           (452,939)          (291,760)
                                                            ---------------------------------------------------
    End of the period                                         1,339,048           1,567,436          2,013,720
                                                            ===================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Pharmaceutical Portfolio, Series 14 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of common stocks of companies engaged in the pharmaceutical industry. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $34,872, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


           Unrealized appreciation                $6,412,007
           Unrealized depreciation                  (745,226)
                                                  -----------
                                                  $5,666,781
                                                  ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.


                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005            2004            May 31, 2003
Dividend income                                      $ 0.138           $ 0.119         $ 0.103           $ 0.112
Expenses                                              (0.025)           (0.023)         (0.029)           (0.104)
                                                     ------------------------------------------------------------
       Investment income (loss) - net                  0.113             0.096           0.074             0.008

Distributions to unit holders:
    Investment income - net                           (0.106)           (0.084)         (0.076)           (0.022)
    Principal from investment transactions               -                 -               -                 -

Net gain (loss) on investments                         1.048            (0.059)          1.888             2.193
                                                     ------------------------------------------------------------
       Total increase (decrease) in net assets         1.055            (0.047)          1.886             2.179

Net assets:
    Beginning of the period                           13.504            13.551          11.665             9.486
                                                     ------------------------------------------------------------

    End of the period                                $14.559           $13.504         $13.551           $11.665
                                                     ============================================================

Total return                                             8.60 %          0.27 %         16.82 %           23.20 % *
Ratio of total expenses to average net assets            0.17 %          0.17 %          0.23 %            0.98 %
Ratio of net investment income (loss) to
    average net assets                                   0.78 %          0.71 %          0.59 %            0.08 %


*   Not annualized.

                                     FT 654
                       PHARMACEUTICAL PORTFOLIO, SERIES 14

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                        First Trust Portfolios L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois 60532
                                              (800) 621-1675

              TRUSTEE:                        The Bank of New York
                                              101 Barclay Street
                                              New York, New York 10286

              LEGAL COUNSEL                   Chapman and Cutler LLP
              TO SPONSOR:                     111 West Monroe Street
                                              Chicago, Illinois 60603

              LEGAL COUNSEL                   Carter Ledyard & Milburn LLP
              TO TRUSTEE:                     2 Wall Street
                                              New York, New York 10005

              INDEPENDENT                     Deloitte & Touche LLP
              REGISTERED PUBLIC               111 South Wacker Drive
              ACCOUNTING FIRM:                Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6
                                 1,294,783 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

T 654, REIT Growth & Income Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of real estate investment trusts ("REITs"). At August 1, 2006, each Unit represented a 1/1,294,783 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $12.312 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                  1,294,783
Fractional Undivided Interest in the Trust per Unit                1/1,294,783
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                 $15,476,497
    Aggregate Value of Securities per Unit                             $11.953
    Income and Principal cash (overdraft) in the Portfolio           $(13,428)
    Income and Principal cash (overdraft) per Unit                    $(0.010)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                             $0.369
    Public Offering Price per Unit                                     $12.312
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.369 less than the Public Offering Price per Unit)              $11.943

Date Trust Established                                           July 16, 2002
Mandatory Termination Date                                    January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
REIT Growth & Income Portfolio, Series 6



We have audited the statement of assets and liabilities of FT 654, REIT Growth & Income Portfolio, Series 6 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and for the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, REIT Growth & Income Portfolio, Series 6, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and for the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006

ASSETS
Securities, at fair value (cost, $8,907,188)                            $14,684,248
Cash                                                                         44,829
Dividends receivable                                                          6,532
Receivable from investment transactions                                      49,023
                                                                        -----------
TOTAL ASSETS                                                            $14,784,632
                                                                        ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $    10,179
Unit redemptions payable                                                     50,751
Payable for investments purchased                                            37,653
                                                                        -----------
TOTAL LIABILITIES                                                            98,583
                                                                        -----------

Net assets, applicable to 1,339,914 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                    8,907,188
    Net unrealized appreciation (depreciation)                            5,777,060
    Distributable funds (deficit), net of deferred sales charges
       of $662,066 and organization costs of $51,763                          1,801
                                                                        -----------
                                                                         14,686,049
                                                                        -----------
TOTAL LIABILITIES AND NET ASSETS                                        $14,784,632
                                                                        ===========
Net asset value per unit                                                $    10.960
                                                                        ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                    Fair
     of Shares             Name of Issuer of Equity Securities (1)                              Value
                           APARTMENTS - 14%
                           ----------------
       7,096               Apartment Investment & Management Company                            $  306,902
       9,084               Camden Property Trust                                                   648,598
       9,335               Home Properties of New York, Inc.                                       464,323
      21,985               United Dominion Realty Trust, Inc.                                      593,815

                           DIVERSIFIED - 7%
                           -----------------
       9,085               Colonial Properties Trust                                               406,100
       7,528               Vornado Realty Trust                                                    676,692

                           HEALTHCARE - 6%
                           ----------------
      27,735               Ventas, Inc.                                                            899,723

                           INDUSTRIAL - 4%
                           ----------------
      13,544               ProLogis Trust                                                          669,751

                           LODGING - 3%
                           -------------
       9,741               Hospitality Properties Trust                                            410,778

                           NET LEASE - 3%
                           ---------------
      20,216               Lexington Corporate Properties Trust                                    411,193

                           OFFICE -21%
                           ------------
       8,566               Boston Properties, Inc.                                                 725,112
      24,455               Corporate Office Properties Trust                                       965,973
       9,467               Parkway Properties, Inc.                                                372,526
       9,891               SL Green Realty Corp.                                                   981,286

                           OFFICE/INDUSTRIAL - 9%
                           -----------------------
      15,541               Glenborough Realty Trust Incorporated                                   309,421
      10,483               Liberty Property Trust                                                  446,366
      14,090               Reckson Associates Realty Corporation                                   541,620

                           REGIONAL MALLS - 18%
                           --------------------
      17,552  (2)          CBL & Associates Properties, Inc.                                       656,620
      20,813               General Growth Properties, Inc.                                         910,777
      11,118               The Mills Corporation                                                   343,213
       9,394               Simon Property Group, Inc.                                              748,044

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

      Number                                                                                  Fair
     of Shares             Name of Issuer of Equity Securities (1)                            Value
                           SHOPPING CENTERS - 15%
                           ----------------------
      15,276               Developers Diversified Realty Corporation                          $   781,367
      20,642  (2)          Kimco Realty Corporation                                               740,016
      10,171               Pan Pacific Retail Properties, Inc.                                    674,032
                                                                                              -----------
                           Total Securities (total cost $8,907,188) - 100%                    $14,684,248
                                                                                              ===========

(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

(2)      The number of shares reflects the effect of a 2 for 1 stock split.








See notes to financial statements.

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                            STATEMENTS OF OPERATIONS

                                                                         Year ended May 31,

                                                            2006                2005               2004
Dividend income                                             $   712,508         $1,211,262         $1,760,003

Expenses
    Trustee and other service fees                              (18,442)           (22,015)           (30,512)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                       (10,709)           (14,414)           (22,379)
    Creation and development fees                                     -                  -            (17,774)
    Other expenses                                               (9,700)           (11,153)           (14,205)
                                                            --------------------------------------------------
    Total expenses                                              (38,851)           (47,582)           (84,870)
                                                            --------------------------------------------------
       Investment income (loss) - net                           673,657          1,163,680          1,675,133

Net gain (loss) on investments:
    Net realized gain (loss)                                  4,473,453          3,775,408          2,220,255
    Change in net unrealized appreciation
       (depreciation)                                        (2,222,590)         1,727,340          4,236,935
                                                            --------------------------------------------------
                                                              2,250,863          5,502,748          6,457,190
                                                            --------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $ 2,924,520         $6,666,428         $8,132,323
                                                            ==================================================



See notes to financial statements.

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                               Year ended May 31,

                                                            2006               2005                2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    673,657       $  1,163,680        $  1,675,133
    Net realized gain (loss) on investments                    4,473,453          3,775,408           2,220,255
    Change in net unrealized appreciation
       (depreciation) on investments                          (2,222,590)         1,727,340           4,236,935
                                                            ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               2,924,520          6,666,428           8,132,323
                                                            ----------------------------------------------------

Units issued                                                   2,455,549          1,052,034           4,125,926
    Deferred sales charge                                              -                  -                   -
    Organization costs                                                 -                  -              (2,993)
                                                            ----------------------------------------------------
    Total                                                      2,455,549          1,052,034           4,122,933
                                                            ----------------------------------------------------

Unit redemptions                                              (5,580,281)        (9,019,712)        (10,488,749)

Distributions to unit holders:
    Investment income - net                                     (778,077)        (1,159,119)         (1,711,597)
    Principal from investment transactions                    (5,625,916)        (2,683,927)           (532,897)
                                                            ----------------------------------------------------
    Total distributions                                       (6,403,993)        (3,843,046)         (2,244,494)
                                                            ----------------------------------------------------
Total increase (decrease) in net assets                       (6,604,205)        (5,144,296)           (477,987)

Net assets:
    Beginning of the year                                     21,290,254         26,434,550          26,912,537
                                                            ----------------------------------------------------
    End of the year                                         $ 14,686,049       $ 21,290,254        $ 26,434,550
                                                            ====================================================
Distributable funds (deficit) at end of the year            $      1,801       $     14,394        $     (9,407)
                                                            ====================================================
Trust units:
    Beginning of the year                                      1,535,993          2,138,863           2,633,126
    Issued                                                       220,882             76,628             386,797
    Redemptions                                                 (416,961)          (679,498)           (881,060)
                                                            ----------------------------------------------------
    End of the year                                            1,339,914          1,535,993           2,138,863
                                                            ====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                          NOTES TO FINANCIAL STATEMENTS



1.     Organization

FT 654, REIT Growth & Income Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of real estate investment trusts ("REITs"). The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $51,763 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


            Unrealized appreciation                 $5,777,060
            Unrealized depreciation                          -
                                                    ----------
                                                    $5,777,060
                                                    ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                                                      (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004             May 31, 2003
Dividend income                                      $ 0.513           $ 0.676          $ 0.676         $ 0.600
Expenses                                              (0.028)           (0.027)          (0.033)         (0.103)
                                                     -----------------------------------------------------------
       Investment income (loss) - net                  0.485             0.649            0.643           0.497

Distributions to unit holders:
    Investment income - net                           (0.557)           (0.644)          (0.656)         (0.553)
    Principal from investment transactions            (4.350)           (1.529)          (0.208)           -

Net gain (loss) on investments                         1.521             3.026            2.359           0.791
                                                     -----------------------------------------------------------
       Total increase (decrease) in net assets        (2.901)            1.502            2.138           0.735

Net assets:
    Beginning of the period                           13.861            12.359           10.221           9.486
                                                     -----------------------------------------------------------

    End of the period                                $10.960           $13.861          $12.359         $10.221
                                                     ===========================================================

Total return                                          14.47 %           29.74 %          29.37 %         13.58 % *
Ratio of total expenses to average net assets          0.21 %            0.21 %           0.29 %          1.05 %
Ratio of net investment income (loss) to
    average net assets                                 3.67 %            4.95 %           5.70 %          5.04 %


*   Not annualized.

                                     FT 654
                    REIT GROWTH & INCOME PORTFOLIO, SERIES 6

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR:                       First Trust Portfolios L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois 60532
                                              (800) 621-1675

               TRUSTEE:                       The Bank of New York
                                              101 Barclay Street
                                              New York, New York 10286

               LEGAL COUNSEL                  Chapman and Cutler LLP
               TO SPONSOR:                    111 West Monroe Street
                                              Chicago, Illinois 60603

               LEGAL COUNSEL                  Carter Ledyard & Milburn LLP
               TO TRUSTEE:                    2 Wall Street
                                              New York, New York 10005

               INDEPENDENT                    Deloitte & Touche LLP
               REGISTERED PUBLIC              111 South Wacker Drive
               ACCOUNTING FIRM:               Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17
                                  680,395 UNITS


PROSPECTUS
Part One
Dated September 29, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 654, Technology Portfolio, Series 17 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies involved in the manufacturing, sale or servicing of computers and peripherals, computer software and services, network products, communications equipment, semiconductor equipment and semiconductors. At August 1, 2006, each Unit represented a 1/680,395 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At August 1, 2006, the Public Offering Price per Unit was $11.064 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York


GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                  680,395
Fractional Undivided Interest in the Trust per Unit                1/680,395
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                $7,323,285
    Aggregate Value of Securities per Unit                           $10.763
    Income and Principal cash (overdraft) in the Portfolio         $(21,017)
    Income and Principal cash (overdraft) per Unit                  $(0.031)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                           $0.332
    Public Offering Price per Unit                                   $11.064
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.332 less than the Public Offering Price per Unit)            $10.732

Date Trust Established                                         July 16, 2002
Mandatory Termination Date                                  January 16, 2008

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 654,
Technology Portfolio, Series 17


We have audited the statement of assets and liabilities of FT 654, Technology Portfolio, Series 17 (the "Trust"), including the schedule of investments, as of May 31, 2006, and the related statements of operations and of changes in net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of FT 654, Technology Portfolio, Series 17, at May 31, 2006, and the results of its operations and changes in its net assets for each of the three years then ended and financial highlights for each of the three years then ended and the period from July 16, 2002 (Initial Date of Deposit) to May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 27, 2006

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2006


ASSETS
Securities, at fair value (cost, $5,873,361)                           $7,934,234
Dividends receivable                                                        5,130
Receivable from investment transactions                                    20,828
                                                                       ----------
TOTAL ASSETS                                                           $7,960,192
                                                                       ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $    5,171
Cash overdraft                                                              7,290
Unit redemptions payable                                                   19,890
                                                                       ----------
TOTAL LIABILITIES                                                          32,351
                                                                       ----------

Net assets, applicable to 710,833 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                  5,873,361
    Net unrealized appreciation (depreciation)                          2,060,873
    Distributable funds (deficit), net of deferred sales charges
       of $357,249 and organization costs of $24,942                       (6,393)
                                                                       ----------
                                                                        7,927,841
                                                                       ----------
TOTAL LIABILITIES AND NET ASSETS                                       $7,960,192
                                                                       ==========
Net asset value per unit                                               $   11.153
                                                                       ==========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2006

      Number                                                                                Fair
     of Shares             Name of Issuer of Equity Securities (1)                          Value
                           COMMUNICATIONS EQUIPMENT - 15%
                           ------------------------------
      18,625  (2)          Nokia Oyj (ADR)                                                  $  399,879
      17,764               QUALCOMM Inc.                                                       803,110

                           COMPUTERS & PERIPHERALS - 16%
                           -----------------------------
      13,458  (2)          Celestica Inc.*                                                     127,986
      10,246               Dell Inc.*                                                          260,043
      28,698               EMC Corporation*                                                    367,334
       5,013               Lexmark International, Inc.*                                        286,994
      45,910               Sun Microsystems, Inc.*                                             213,941

                           COMPUTER SOFTWARE & SERVICES - 47%
                           ----------------------------------
      19,720               Adobe Systems Incorporated*                                         564,584
       5,934               Affiliated Computer Services, Inc.*                                 296,225
      32,391               BEA Systems, Inc.*                                                  439,222
      18,019  (2)          Check Point Software Technologies Ltd.*                             348,127
       8,266               Electronic Arts Inc.*                                               347,751
       7,653               First Data Corporation                                              352,880
      10,094               Microsoft Corporation                                               228,629
      25,723               Oracle Corporation*                                                 365,781
      50,078  (4)          Symantec Corporation*                                               781,217

                           NETWORKING PRODUCTS - 5%
                           ------------------------
      18,012               Cisco Systems, Inc.*                                                354,476

                           SEMICONDUCTOR EQUIPMENT - 5%
                           ----------------------------
      13,427               Applied Materials, Inc.                                             227,051
       7,915               Novellus Systems, Inc.*                                             183,311

                           SEMICONDUCTORS - 12%
                           --------------------
      13,650               Intel Corporation                                                   245,973
       6,232               Maxim Integrated Products, Inc.                                     191,509
      23,856  (3)          NVIDIA Corporation*                                                 548,211
                                                                                            ----------
                           Total Securities (total cost $5,873,361) - 100%                  $7,934,234
                                                                                            ==========




                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2006

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 11% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)      The number of shares reflects the effect of a 2 for 1 stock split.

(4) In July 2005, VERITAS Software Corp, ("VERITAS"), one of the Trust's original holdings, was acquired by Symantec Corp ("Symantec"), also one of the Trust's original holdings. Each shareholder of VERITAS received
         1.1242 shares of Symantec for each share of VERITAS held.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17

                             STATEMENT OF OPERATIONS

                                                                            Year ended May 31,

                                                            2006                2005              2004
Dividend income (net of foreign taxes withheld
    of $ 1,300, $1,424 and $2,809 in 2006, 2005
    and 2004, respectively)                                 $    31,325         $  66,627         $   21,158

Expenses
    Trustee and other service fees                              (10,243)          (10,914)           (13,989)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                        (5,520)           (6,722)            (9,401)
    Creation and development fees                                     -                 -             (1,109)
    Other expenses                                               (4,554)           (4,847)            (6,504)
                                                            -------------------------------------------------
    Total expenses                                              (20,317)          (22,483)           (31,003)
                                                            -------------------------------------------------
       Investment income (loss) - net                            11,008            44,144             (9,845)

Net gain (loss) on investments:
    Net realized gain (loss)                                    773,949           551,193            826,299
    Change in net unrealized appreciation
       (depreciation)                                        (1,065,496)         (568,370)         1,583,229
                                                            -------------------------------------------------
                                                               (291,547)          (17,177)         2,409,528
                                                            -------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $  (280,539)        $  26,967         $2,399,683
                                                            =================================================


See notes to financial statements.

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended May 31,

                                                            2006               2005                2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                          $    11,008         $    44,144        $    (9,845)
    Net realized gain (loss) on investments                     773,949             551,193            826,299
    Change in net unrealized appreciation
       (depreciation) on investments                         (1,065,496)           (568,370)         1,583,229
                                                            ---------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               (280,539)             26,967          2,399,683
                                                            ---------------------------------------------------

Units issued                                                    472,586              17,802            336,552
    Organization costs                                                -                   -                 13
                                                            ---------------------------------------------------
    Total                                                       472,586              17,802            336,565
                                                            ---------------------------------------------------
Unit redemptions                                             (1,911,060)         (1,961,926)        (2,759,010)

Distributions to unit holders:
    Investment income - net                                     (11,424)            (25,980)               -
    Principal from investment transactions                     (692,695)                  -                -
                                                            ---------------------------------------------------
    Total distributions                                        (704,119)            (25,980)               -
                                                            ---------------------------------------------------
Total increase (decrease) in net assets                      (2,423,132)         (1,943,137)           (22,762)

Net assets:
    Beginning of the period                                  10,350,973          12,294,110         12,316,872
                                                            ---------------------------------------------------
    End of the period                                       $ 7,927,841         $10,350,973        $12,294,110
                                                            ===================================================
Distributable funds (deficit) at end of the period          $    (6,393)        $     6,772        $    (4,726)
                                                            ===================================================
Trust units:
    Beginning of the period                                     829,861             990,890          1,184,385
    Issued                                                       40,078               1,350             30,635
    Redemptions                                                (159,106)           (162,379)          (224,130)
                                                            ---------------------------------------------------
    End of the period                                           710,833             829,861            990,890
                                                            ===================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 654, Technology Portfolio, Series 17 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies involved in the manufacturing, sale or servicing of computers and peripherals, computer software and services, network products, communications equipment, semiconductor equipment and semiconductors. The Trust was established on July 16, 2002, and has a mandatory termination date of January 16, 2008.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $24,942, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2006 follows:


          Unrealized appreciation             $2,272,811
          Unrealized depreciation               (211,938)
                                              -----------
                                              $2,060,873
                                              ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.85% of the Public Offering Price (equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.335 per unit which was paid to the Sponsor over a three-month period ended March 20, 2003 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                        July 16, 2002
                                                                  Year ended May 31,                  (Initial Date of
                                                                                                         Deposit) to
                                                     2006              2005             2004            May 31, 2003
Dividend income                                      $ 0.041           $ 0.074          $ 0.019           $ 0.015
Expenses                                              (0.026)           (0.025)          (0.028)           (0.095)
                                                     -------------------------------------------------------------
       Investment income (loss) - net                  0.015             0.049           (0.009)           (0.080)

Distributions to unit holders:
    Investment income - net                           (0.014)           (0.029)           -                 -
    Principal from investment transactions            (0.903)            -                -                 -

Net gain (loss) on investments                        (0.418)            0.046            2.017             0.993
                                                     -------------------------------------------------------------
       Total increase (decrease) in net assets        (1.320)            0.066            2.008             0.913

Net assets:
    Beginning of the period                           12.473            12.407           10.399             9.486
                                                     ------------------------------------------------------------

    End of the period                                $11.153           $12.473          $12.407           $10.399
                                                     ============================================================

Total return                                          (3.23)%            0.77 %          19.31 %            9.62 % *
Ratio of total expenses to average net assets          0.22 %            0.20 %           0.25 %            0.96 %
Ratio of net investment income (loss) to
    average net assets                                 0.12 %            0.39 %          (0.08)%           (0.80) %



*   Not annualized.

                                     FT 654
                         TECHNOLOGY PORTFOLIO, SERIES 17


                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                 SPONSOR:                      First Trust Portfolios L.P.
                                               1001 Warrenville Road
                                               Lisle, Illinois 60532
                                               (800) 621-1675

                 TRUSTEE:                      The Bank of New York
                                               101 Barclay Street
                                               New York, New York 10286

                 LEGAL COUNSEL                 Chapman and Cutler LLP
                 TO SPONSOR:                   111 West Monroe Street
                                               Chicago, Illinois 60603

                 LEGAL COUNSEL                 Carter Ledyard & Milburn LLP
                 TO TRUSTEE:                   2 Wall Street
                                               New York, New York 10005

                 INDEPENDENT                   Deloitte & Touche LLP
                 REGISTERED PUBLIC             111 South Wacker Drive
                 ACCOUNTING FIRM:              Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated April 28, 2006                                             AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    7
The Secondary Market                                     7
How We Purchase Units                                    7
Expenses and Charges                                     8
Tax Status                                               9
Retirement Plans                                        13
Rights of Unit Holders                                  13
Income and Capital Distributions                        14
Redeeming Your Units                                    14
Removing Securities from a Trust                        15
Amending or Terminating the Indenture                   16
Information on the Sponsor, Trustee and Evaluator       17
Other Information                                       18

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons, including the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instrments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Investment Grade Bonds. Investment grade corporate bonds are subject to various risks including the risks that: the value of the bonds will fluctuate; a bond's issuer will be unable to meet its obligation to pay principal or interest on the bond; the issuer will pre-pay or "call" a bond before its stated maturity; a bond will fall in value if a rating agency decreases the bond's rating; and the value of a bond will fall if trading on the bond is limited or absent. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" bonds, the generic names for bonds rated below "BBB-" by Standard & Poor's or below "Baa3" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB-" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield bonds are generally subordinated obligations and are perceived by investors to be riskier than higher rated bonds, their prices tend to fluctuate more than higher rated bonds and are affected by short-term credit developments to a greater degree.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the Closed-End Funds included in certain Trusts may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a Closed-End Fund, this leverage also subjects the Closed-End Fund to increased risks, including the likelihood of increased volatility and the possibility that the Closed-End Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of this Trust and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing trading or purchasing trading systems to process Unit trades. Payments of such additional compensation, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including the Trust, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Grantor Trusts

The following discussion applies to each Trust except a REIT Series.

Assets of the Trusts.

Each Trust is expected to hold one or more of the following: (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, (ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes, (iii) Trust Preferred Securities and debt obligations of corporations and Treasury Obligations (collectively, the "Debt Obligations") that are treated as debt for federal income tax purposes; and/or (iv) shares (the "RIC Shares") in funds qualifying as regulated investment companies ("RICs") that are treated as interests in regulated investment companies for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, if the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, interest, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the

10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2009.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the REIT Shares or the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is generally not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been issued with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation that was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give their issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or based on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. Stripped U.S. Treasury Obligations are subject to the original issue discount rules, rather than being treated as having market discount.

Some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Trust expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income
(e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Based on the advice of Emmet, Marvin & Martin, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Unit.

Regulated Investment Company

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how
long you have owned your shares.   To determine your actual tax
liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trusts may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trusts from certain corporations may be designated by a Trust as being eligible for the dividends received deduction.

Sale or Redemption of Shares.

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Trusts are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the

Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Trusts will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Tax Credit.

If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the 14 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least 15 business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $70 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the NASD and Securities Investor Protection
Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 2005, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiaries was $37,849,711 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

For certain trusts, Securities Evaluation Service, Inc. ("SES") acts as Evaluator. SES is located at 531 East Roosevelt Road, Suite 200,
Wheaton, Illinois 60187

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts. Emmet, Marvin & Martin, LLP, 120 Broadway, New York, New York 10271, acts as counsel for The Bank of New York, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the periods set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 19


                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-784-1069

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     100 F Street, N.E.
                     Washington, D.C. 20549
     e-mail address: publicinfo@sec.gov

                             April 28, 2006

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20


                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated September 29, 2006                                 PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 549, FT 594 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 500 and FT 549:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Page 1


The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 28, 2006                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in companies that explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies, these Trusts are considered to be concentrated in the energy industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the petroleum and gas products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 738, FT 802, FT 867 and FT 927, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 738:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.40%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

For FT 802, FT 867 and FT 927:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 28, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The Trusts invest in Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in each of the Trusts.

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                       Financials Portfolio Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 28, 2006                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, which includes banks and thrifts, financial services and insurance companies, and investment firms, these Trusts are considered to be concentrated in the financial services industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 738, FT 802, FT 867 and FT 927, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 738:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.40%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

For FT 802, FT 867 and FT 927:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
________________               _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                        Financials Portfolio Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                        Financials Portfolio Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 28, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal

Deposit Insurance Corporation Improvement Act of 1991, the Resolution
Trust Corporation Refinancing, Restructuring, and Improvement Act of
1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trusts' portfolios cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange
Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems.
Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trusts' portfolios. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted.
Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Financial Services Portfolios will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

                       The Key 3 Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 29, 2006                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the financial services, healthcare and technology industries. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the financial services, healthcare and technology industries. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, each Trust is considered to be concentrated in the financial services industry, which includes banks and thrifts, financial services and insurance companies, and investment firms. A portfolio concentrated in a single industry may present more risks than a portfolio broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

Healthcare Industry. Each Trust is also considered to be concentrated in healthcare stocks. General risks of such companies involve extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Technology Industry. Each Trust is also considered to be concentrated in technology stocks. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

FT 509 and FT 563:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 802 and FT 866:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges described in Part Two of this prospectus, as Sponsor we will receive a fee from FT 509 for creating and developing the Trust, including determining the Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of the Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in the Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for the Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of the Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       The Key 3 Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                      The Key 3 Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentrations
   Financial Services                                          2
   Healthcare                                                  5
   Technology                                                  6

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentrations

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in a Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Healthcare. The Trusts are also considered to be concentrated in common stocks of companies involved in advanced medical devices and instruments, drugs and biotech, healthcare/managed care, hospital management/health services and medical supplies which have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Technology. The Trusts are also considered to be concentrated in common stocks of technology companies. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                     Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 29, 2006                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies in the consumer products industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Consumer Products Industry. Because more than 25% of each Trust is invested in consumer products companies, each Trust is considered to be concentrated in the consumer products industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include cyclicality of revenues and earnings, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 739 and FT 866, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 or more                         2.40%

For FT 500 and FT 548:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 739:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.70%
$100 but less than $250                4.40%
$250 but less than $500                3.95%
$500 but less than $1,000              2.95%
$1,000 or more                         2.05%

For FT 866:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Leading Brands Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Consumer Products                                           2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Consumer Products. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in an investment in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Page 2

                     Life Sciences Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 28, 2006                                      PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               First Trust(R)

                               1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

You should be aware that predictions stated herein may not be realized. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Healthcare Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in medical supplies, drugs, biotech, managed care and services management, each Trust is considered to be concentrated in the healthcare industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of such companies involve extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 548, FT 594 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of such Trust on that day by 1/365 of the annual creation and development fee of .35%. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Life Sciences Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Life Sciences Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 28, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Healthcare                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are

Page 1

generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Healthcare. An investment in Units of the Life Sciences Portfolio Series should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, healthcare/managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2

                   Market Leaders Growth Trust Series
                     Market Leaders Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 29, 2006                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies that are widely regarded as front-runners in their respective industries.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Market Leaders. Because more than 25% of each Trust is invested in Berkshire Hathaway, Inc. common stock and the common stock of certain companies in which Berkshire Hathaway, Inc. owns an equity interest, these Trusts are considered to be concentrated in Berkshire Hathaway, Inc. A portfolio concentrated in a single industry or company may present more risks than a portfolio which is broadly diversified over several industries or companies. This lack of diversification increases risks to investors. Berkshire Hathaway, Inc. and the other issuers of Securities included in the Trusts have in no way participated in the creation of these Trusts.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 505, FT 654 and FT 866, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 505:

                                     Your maximum
If you invest                        transactional sales
(in thousands):*                     charge will be:
_______________                      ____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1,000            2.40%
$1,000 or more                       1.50%


For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 866:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges described in Part Two of this prospectus, as Sponsor we will receive a fee from FT 505 for creating and developing the Trust, including determining the Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of the Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in the Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35%. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of the Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect over the life of the Trust more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Market Leaders Growth Trust Series
                     Market Leaders Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Market Leaders Growth Trust Series
                     Market Leaders Portfolio Series

                The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Market Leaders                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Market Leaders. The Market Leaders Trusts are concentrated in Berkshire Hathaway, Inc. common stock and the common stock of certain companies in which Berkshire Hathaway, Inc. owns an equity interest. This lack of diversification increases risks to investors. Berkshire Hathaway, Inc. and the other issuers of Securities included in the Trusts have in no way participated in the creation of these Trusts.

Page 1

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated April 28, 2006                                     PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)

                              1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in pharmaceutical companies, these Trusts are considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 549, FT 594, FT 654, FT 802, FT 867 and
FT 927, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 549:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1,000              2.40%
$1,000 or more                         1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 802, FT 867 and FT 927:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 28, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2

                  REIT Growth & Income Portfolio Series
                    REIT Growth & Income Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                   NOTE: THIS PART THREE PROSPECTUS
Part Three                                              MAY ONLY BE USED WITH
Dated August 31, 2006                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of Real Estate Investment Trusts ("REITs"). A REIT is a company that buys, develops, and manages income-producing real estate such as apartments, shopping centers, offices, and warehouses. In short, a REIT is a corporation that pools the capital of many investors to purchase all forms of real estate.

The Trusts invest in a number of these REITs, offering a simple and convenient way to achieve a diversified portfolio with one purchase. Each Trust's portfolio offers diversification among different types of properties as well as regional diversification. This type of diversification helps to reduce some of the fluctuations in the real estate market as a result of economic downturns or changes in supply and demand in a specific region or type of property.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Real Estate Investment Trusts ("REITs"). These Trusts are considered to be concentrated in REITs, financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 654, FT 802, FT 866 FT 915 and FT 973, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%


For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 802, FT 866, FT 915 and FT 973:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, for FT 500, as Sponsor we will receive a fee from the Trust for creating and developing the Trust, including determining the Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of the Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in the Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35%. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  REIT Growth & Income Portfolio Series
                    REIT Growth & Income Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  REIT Growth & Income Portfolio Series
                    REIT Growth & Income Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated August 29, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   REITs                                                       1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

REITs. An investment in the Trusts should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

Page 1


REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which a Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trusts) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trusts' ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in a Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trusts.

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                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 28, 2006                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 738, FT 802, FT 867 and FT 927, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 738:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.40%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

For FT 802, FT 867 and FT 927:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 28, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 654 COMMUNICATIONS PORTFOLIO, SERIES 11; ENERGY PORTFOLIO, SERIES 12; FINANCIAL SERVICES PORTFOLIO, SERIES 13; THE KEY 3 PORTFOLIO, SERIES 3; LEADING BRANDS PORTFOLIO, SERIES 12; LIFE SCIENCES PORTFOLIO, SERIES 5; MARKET LEADERS PORTFOLIO, SERIES 6; PHARMACEUTICAL PORTFOLIO, SERIES 14; REIT GROWTH & INCOME PORTFOLIO, SERIES 6; AND TECHNOLOGY PORTFOLIO, SERIES 17, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on September 29, 2006.

                              FT 654
                              COMMUNICATIONS PORTFOLIO, SERIES 11
                              ENERGY PORTFOLIO, SERIES 12
                              FINANCIAL SERVICES PORTFOLIO, SERIES 13
                              THE KEY 3 PORTFOLIO, SERIES 3
                              LEADING BRANDS PORTFOLIO, SERIES 12
                              LIFE SCIENCES PORTFOLIO, SERIES 5
                              MARKET LEADERS PORTFOLIO, SERIES 6
                              PHARMACEUTICAL PORTFOLIO, SERIES 14
                              REIT GROWTH & INCOME PORTFOLIO, SERIES 6
                              TECHNOLOGY PORTFOLIO, SERIES 17
                                    (Registrant)

                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     )
                           Corporation, the   )  September 29, 2006
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )  Jason T. Henry
                           General Partner of )  Attorney-in-Fact**
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment No. 4 to Registration Statement 333-91806 of our reports dated September 27, 2006, relating to the financial statements of FT 654, comprising Communications Portfolio, Series 11; Energy Portfolio, Series 12; Financial Services Portfolio, Series 13; The Key 3 Portfolio, Series 3; Leading Brands Portfolio, Series 12; Life Sciences Portfolio, Series 5; Market Leaders Portfolio, Series 6; Pharmaceutical Portfolio, Series 14; REIT Growth & Income Portfolio, Series 6; and Technology Portfolio, Series 17, appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




DELOITTE & TOUCHE LLP

Chicago, Illinois
September 27, 2006